Registration No. 333-33232

Registration No. 811-1668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 55	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Depositor’s Principal Executive Offices) (Zip Code)

414-271-1444

Depositor’s Telephone Number, including Area Code

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (DATE) pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2009

Flexible Payment Variable Annuity (Fee Based)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions or as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Balanced Portfolio
Index 600 Stock Portfolio	Asset Allocation Portfolio
Small Cap Value Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target Portfolio Series
Multi-Style Equity Fund
Aggressive Equity Fund	Moderate Strategy Fund
Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

Fixed Option

Guaranteed Interest Fund

The Contract and the variable options are:

•	not guaranteed to achieve their goals
•	not bank deposits
•	not federally insured
•	not endorsed by any bank or government agency

Please read carefully this prospectus and the accompanying

prospectuses for the variable options and keep them for future reference.

These prospectuses provide information that you should know before investing in the Contract.

No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

The Contract may not be available in all states and is only offered where it can be lawfully sold.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2009, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.nmfn.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Investment Products and Services Department, Room W07SW, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

C ontents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contract, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.

Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account B (Fee Based) Prospectus

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any fee your Investment Professional may charge you for his or her services. They also do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge	$17*

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses	0.75%
Current Mortality and Expense Risk Fees	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses	0.35%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percent of the entire benefit)**	0.40%

*	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
**	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant's birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

Account B (Fee Based) Prospectus

Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2008. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.20%	1.79%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.20%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2008. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following table shows total annual operating expenses of each Portfolio available for investment under the Contract. Portfolio operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2008, except as otherwise set forth in the notes to the table, and, with respect to the Russell Investment Funds and Russell Investment Funds LifePoints® Variable Target Portfolio Series, the expenses of which have been restated to reflect lower assets under management and expenses expected to be incurred for the fiscal year ending December 31, 2009. The Russell Investment Funds LifePoints® Variable Target Portfolio Series are funds of funds and because of their two-tiered structure, may have fees that are higher than other funds.

Portfolio	Investment Advisory Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees & Expenses	Total Operating Expenses	Fee Waivers & Reimbursements		Total Net Operating Expenses
Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	0.42%	0.00%	0.01%	0.00%	0.43%	0.00%		0.43%
Focused Appreciation Portfolio(1)	0.77%	0.00%	0.01%	0.00%	0.78%	0.00%		0.78%
Large Cap Core Stock Portfolio	0.43%	0.00%	0.01%	0.00%	0.44%	0.00%		0.44%
Large Cap Blend Portfolio(1)	0.77%	0.00%	0.10%	0.00%	0.87%	(0.02%	)	0.85%
Index 500 Stock Portfolio	0.20%	0.00%	0.00%	0.00%	0.20%	0.00%		0.20%
Large Company Value Portfolio(1)	0.72%	0.00%	0.09%	0.00%	0.81%	(0.01%	)	0.80%
Domestic Equity Portfolio(1)	0.56%	0.00%	0.01%	0.00%	0.57%	0.00%		0.57%
Equity Income Portfolio(1)	0.65%	0.00%	0.02%	0.00%	0.67%	0.00%		0.67%
Mid Cap Growth Stock Portfolio	0.52%	0.00%	0.01%	0.00%	0.53%	0.00%		0.53%
Index 400 Stock Portfolio	0.25%	0.00%	0.01%	0.00%	0.26%	0.00%		0.26%
Mid Cap Value Portfolio(1)	0.85%	0.00%	0.04%	0.00%	0.89%	0.00%		0.89%
Small Cap Growth Stock Portfolio	0.55%	0.00%	0.02%	0.00%	0.57%	0.00%		0.57%
Index 600 Stock Portfolio(1)	0.25%	0.00%	0.30%	0.00%	0.55%	(0.20%	)	0.35%
Small Cap Value Portfolio(1)	0.85%	0.00%	0.02%	0.00%	0.87%	0.00%		0.87%
International Growth Portfolio(1)	0.67%	0.00%	0.14%	0.01%	0.82%	(0.01%	)	0.81%
Research International Core Portfolio(1)	0.88%	0.00%	0.81%	0.00%	1.69%	(0.54%	)	1.15%
International Equity Portfolio(2)	0.66%	0.00%	0.05%	0.00%	0.71%	(0.06%	)	0.65%
Emerging Markets Equity Portfolio(1)	1.14%	0.00%	0.65%	0.00%	1.79%	(0.29%	)	1.50%
Money Market Portfolio(3)	0.30%	0.00%	0.04%	0.00%	0.34%	(0.00%	)	0.34%
Short-Term Bond Portfolio(1)	0.35%	0.00%	0.05%	0.00%	0.40%	0.00%		0.40%
Select Bond Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.00%		0.30%
Long-Term U.S. Government Bond Portfolio(1)	0.55%	0.00%	0.08%	0.00%	0.63%	0.00%		0.63%
Inflation Protection Portfolio(1)	0.58%	0.00%	0.04%	0.00%	0.62%	0.00%		0.62%
High Yield Bond Portfolio	0.46%	0.00%	0.01%	0.00%	0.47%	0.00%		0.47%
Multi-Sector Bond Portfolio(1)	0.79%	0.00%	0.16%	0.00%	0.95%	0.00%		0.95%
Balanced Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.00%		0.30%
Asset Allocation Portfolio(4)	0.53%	0.00%	0.07%	0.00%	0.60%	(0.06%	)	0.54%

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio(5)	0.56%	0.25%	0.12%	0.00%	0.93%	0.00%		0.93%
VIP Contrafund® Portfolio(5)	0.56%	0.25%	0.10%	0.00%	0.91%	0.00%		0.91%

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio(6)	0.83%	0.00%	0.09%	0.00%	0.92%	0.00%		0.92%

Account B (Fee Based) Prospectus

Portfolio	Investment Advisory Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees & Expenses	Total Operating Expenses	Fee Waivers & Reimbursements		Total Net Operating Expenses
Russell Investment Funds
Multi-Style Equity Fund	0.73%	0.00%	0.18%	0.00%	0.91%	0.00%		0.91%
Aggressive Equity Fund(7)	0.90%	0.00%	0.34%	0.00%	1.24%	(0.06%	)	1.18%
Real Estate Securities Fund	0.80%	0.00%	0.18%	0.00%	0.98%	0.00%		0.98%
Non-U.S. Fund(7)	0.90%	0.00%	0.36%	0.01%	1.27%	(0.06%	)	1.21%
Core Bond Fund(7)	0.55%	0.00%	0.23%	0.00%	0.78%	(0.07%	)	0.71%

Russell Investment Funds LifePoints® Variable Target Portfolio Series
Moderate Strategy Fund(8)	0.20%	0.00%	0.30%	0.85%	1.35%	(0.40%	)	0.95%
Balanced Strategy Fund(8)	0.20%	0.00%	0.15%	0.92%	1.27%	(0.25%	)	1.02%
Growth Strategy Fund(8)	0.20%	0.00%	0.22%	0.98%	1.40%	(0.32%	)	1.08%
Equity Growth Strategy Fund(8)	0.20%	0.00%	0.51%	1.05%	1.76%	(0.61%	)	1.15%

(1)

Northwestern Mutual Series Fund, Inc.’s investment adviser, Mason Street Advisors, LLC (“MSA”) has entered into written expense limitation agreements under which it has contractually agreed to limit the total expenses of the below Portfolios to the following annual rates of each Portfolio’s respective average net assets. These fee waivers may be terminated at any time after April 30, 2010.

Portfolio	Expense Limitation
Focused Appreciation Portfolio	0.90%
Large Cap Blend Portfolio	0.85%
Large Company Value Portfolio	0.80%
Domestic Equity Portfolio	0.75%
Equity Income Portfolio	0.75%
Mid Cap Value Portfolio	1.00%
Index 600 Stock Portfolio	0.35%
Small Cap Value Portfolio	1.00%
International Growth Portfolio	1.10%
Research International Core Portfolio	1.15%
Emerging Markets Equity Portfolio	1.50%
Short-Term Bond Portfolio	0.45%
Long-Term U.S. Government Bond Portfolio	0.65%
Inflation Protection Portfolio	0.65%
Multi-Sector Bond Portfolio	0.95%

(2)

International Equity Portfolio—MSA has agreed to waive its management fee, effective November 15, 2006, such that its management fee is 0.80% of the Portfolio’s first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% of assets from $1 billion to $1.5 billion and 0.51% on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006.) MSA’s fee waiver agreement extends at least until April 30, 2010.

(3)

Money Market Portfolio—MSA has agreed to waive its entire management fee on a temporary basis. This voluntary fee waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time.

(4)

Asset Allocation Portfolio—MSA has agreed to waive its management fee such that its management fee is 0.55% on the portfolio’s first $100 million of assets, 0.45% on Portfolio assets from $100 million to $250 million and 0.35% on Portfolio assets in excess of $250 million. In addition, MSA has entered into a written expense limitation agreement to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment related costs and extraordinary expenses) to an annual rate of 0.75% of the Portfolio’s average net assets. These fee waiver agreements may be terminated at any time after April 30, 2010.

(5)

Fidelity Management & Research Company, the adviser to the Fidelity Variable Insurance Products portfolios has voluntarily agreed to reimburse Service Class 2 of the portfolios to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any) exceed 1.10% of each class’ average net assets in the respective portfolio. These arrangements may be discontinued at any time.

(6)

Neuberger Berman Management LLC (“NBM”), the portfolio’s adviser, has undertaken through December 31, 2012 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, and brokerage commissions, that exceed, in the aggregate, 1.30% of the average daily net asset value of the Portfolio. The expense limitation agreement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the portfolio to exceed its expense limitation.

(7)

Russell Investment Management Company (“RIMCo”) has contractually agreed, until April 30, 2010, to waive 0.06% of its advisory fee on the Aggressive Equity Fund and Non-U.S. Fund and 0.07% of its advisory fee on the Core Bond Fund. These waivers may not be terminated during the relevant period except at the Board’s discretion.

(8)

For each of the Russell Investment Funds LifePoints Variable Target Portfolio Series funds individually, RIMCo has contractually agreed, until April 30, 2010, to waive up to the full amount of its 0.20% advisory fee and then to reimburse each fund for other direct fund-level expenses to the extent that direct fund-level expenses exceed 0.10% of the average daily net assets of the fund on an annual basis. Direct fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the funds invest, including the underlying funds, which are borne indirectly by the funds. These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.

Account B (Fee Based) Prospectus

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. Although you are required to invest a minimum of $50,000 in the Contract, the Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$269	$886	$1,528	$3,251
Minimum Total Annual Portfolio Operating Expenses	$139	$431	$745	$1,635

Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$228	$763	$1,325	$2,854
Minimum Total Annual Portfolio Operating Expenses	$97	$303	$525	$1,166

We reserve the right to increase the current mortality and expense risk charges to a maximum annual rate of 0.75%, though for Contracts purchased prior to April 30, 2007, we will not increase the current mortality and expense risk charges before May 1, 2011. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2008.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company's ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate

Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.nmfn.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Investment Products and Services Department, Room W07SW, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients' needs for financial security and

Account B (Fee Based) Prospectus

protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company's total assets exceeded $154.8 billion as of December 31, 2008. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

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Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

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Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

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Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Account B (Fee Based) Prospectus

The Investment Options

The Contract offers a fixed option and a variety of variable investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide asset allocation or investment advice. Additionally, not all of the investment options may be available in the Fee-Based Program under which you hold your Contract. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims–paying ability of, the Company.

The Role of Your Investment Professional

Your Investment Professional may provide us with instructions on your behalf involving the investment of Net Purchase Payments and the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.

We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. Your Investment Professional may be associated with our affiliated registered investment advisor and/or our affiliated limited purpose federal savings bank. Any non-incidental investment advice that your Investment Professional provides to you related to investment option selection or asset allocation within your Contract is pursuant to a separate agreement with an entity qualified to provide such advice, such as our affiliated registered investment advisor (Northwestern Mutual Investment Services, LLC) or our affiliated limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company), and is not provided by the Company. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional. By signing the application for the Contract (or by executing other documents acceptable to us), you affirm that you understand and agree that instructions you provide your Investment Professional may not be relayed concurrently to us and that we are not liable for any loss or liability that may arise as a result. All instructions we receive from your Investment Professional will be deemed to have been authorized by you and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.

Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. By advance written agreement with us, you may authorize your Investment Professional to withdraw amounts from your Contract to pay for his or her fee. We will not verify the fee amount withdrawn, but we will send you a confirmation of the withdrawal, which you should review to verify the fee amount is accurate. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.

Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract. As our selling agent, your Investment Professional, or his or her associated broker-dealer, may receive compensation for the services performed on our behalf. Your Investment Professional also may receive compensation for referring you to the fee-based program under which you purchase your Contract. If you would like more information about these compensation arrangements, you should contact your Investment Professional.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

Subject to any limitations imposed by your Fee-Based Program, you may choose to allocate the Accumulation Value

Account B (Fee Based) Prospectus

of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. For more information about the Fee-Based Program under which you hold your Contract, contact your Investment Professional.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, and Pacific Investment Management Company LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Templeton Investment Counsel, LLC has appointed Franklin Templeton Investments (Asia) Limited as an additional sub-adviser for the International Equity Portfolio. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectus for the Northwestern Mutual Series Fund for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s (S&P) 500® Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P® MidCap 400 Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the S&P® SmallCap 600 Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	N/A
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A

Account B (Fee Based) Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. Notwithstanding the preceding statements, under the U.S. Treasury’s Temporary Guarantee Program for money market funds, Portfolio shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 if the NAV for the Money Market Portfolio falls below $0.995 per share. In such case, Owners would be affected to the extent they have Contract Value allocated to the Money Market Division. The Program is set to expire on September 19, 2009. More information can be found in the attached prospectus for the Money Market Portfolio.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	Fidelity Management & Research Company, Inc. and Fidelity Research & Analysis Company
VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company, Inc. and Fidelity Research & Analysis Company

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser for the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital

Account B (Fee Based) Prospectus

Portfolio	Investment Objective
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to any limitations imposed by your Fee-Based Program, the short term and excessive trading limitations described below, and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option—The Guaranteed Interest Fund”.)

Account B (Fee Based) Prospectus

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Contract Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Portfolio until the next Contract anniversary.

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all Contract Owners.

Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of

Account B (Fee Based) Prospectus

abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Option—The Guaranteed Interest Fund

During the Accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state and under your Contract. Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, the GIF is not available in Contracts subject to Massachusetts, Minnesota, New York, or Oregon law. To find out if a GIF is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account prior to the Maturity date, subject to restrictions described in the Contract. Subject to limitations described below, you may make additional investments in GIF at any time prior to the Maturity Date of the Contract.

Moving out of a Guaranteed Account    Transfers from the GIF to the Separate Account Divisions are subject to limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.) These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can withdraw annually	Total number of years until initial deposit can be withdrawn completely
$100,000	$25,000	4 years
$500,000	$50,000	10 years
$1,000,000	$50,000	20 years

Additional Information    In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to amounts in the GIF. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.

Amounts you invest in the GIF earn interest at rates we declare from time to time in our discretion. We will guarantee the interest rate for each amount for the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. The interest rate will not be less than an annual effective rate of at least 1.0% (or a higher rate if required by applicable state law). At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the GIF in the same manner as the effective date for a transaction involving a Division of the Separate Account.

Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. In states where the annual effective interest rate may not be less than 3% in all years, the maximum limit without our consent is $50,000. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a

Account B (Fee Based) Prospectus

tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the value of your amounts allocated to the Guaranteed Interest Fund, plus credited interest; less (iii) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may reduce or waive our minimums. For example, we may reduce the minimum initial purchase amount from $50,000 to no less than $25,000 provided you agree to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $50,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees. The amount of minimum Purchase Payments may also be reduced in light of certain other requirements of Fee-Based Programs.

Application of Purchase Payments    We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Interest Fund is subject to special rules (see “The Investment Options—Fixed Option.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not

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anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We will not accept cash, money orders, traveler’s checks, or “starter” checks received at the Home Office. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept a withdrawal request (including an exchange) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date anytime prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act

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because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act.

Amount of the Death Benefit    If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office or, if later, the date on which a method of payment is elected. If we receive proof of death before the close of trading for the NYSE (typically 4:00 p.m. Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death on or after the close of trading on the NYSE, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

If the Primary Annuitant dies on or after his or her 75th birthday, the death benefit will be equal to the Contract Value (as described in the above paragraph). If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will equal the greater of the Contract Value or the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Payment Plans.”)

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

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Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

Distribution of the Death Benefit    If the Owner is the Annuitant and the Owner dies before the Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force unless the Owner elected a payment plan for the Beneficiary. The Beneficiary may also elect to receive the death benefit under a payment plan (See “Payment Plans”) or in a lump sum. We will pay the death benefit, if the amount meets the criteria set by the Company, in a lump sum by establishing an interest-bearing account, called the Northwestern Access Fund, for beneficiaries in the amount of the death benefit, unless elected otherwise. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the beneficiary, and the beneficiary will have access to funds in the account simply by writing a draft for all or part of the amount of the death benefit (or other available balance), and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for us, the bank will receive the amount the beneficiary requests as a transfer from our General Account. The Northwestern Access Fund is part of our General Account. It is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Northwestern Access Fund is backed by the financial strength of Northwestern Mutual, although it is subject to the claims of our creditors. We may make a profit on all amounts held in the Northwestern Access Fund.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner. If the Contract continues in force, we will set the Contract Value at an amount equal to the death benefit (pursuant to the terms of your Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant's death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal). If this results in an addition to the Contract Value, we will place the additional amount in the Money

Market Division and you may transfer it to the Divisions you choose or to the Guaranteed Interest Fund. (See “Transfers Between Divisions” and “Payment Plans”.)

Payment Plans (or “Income Plans”)

Generally    If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis, depending on applicable state law. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Your interest, if any, in our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. If you select a Fixed Income Plan, the Fee-Based Program under which you hold your Contract will

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automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should check with your Investment Professional about the status of your Fee-Based Program if you select a Variable Income Plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a Variable Income Plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial interest of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

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Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract Value on the Contract anniversary is $25,000 or more.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Interest Fund in proportion to the amounts you have invested. (For New York Contracts issued on or after 10/26/04 and for Washington Contracts issued on or after 11/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account.)

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b).

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2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contract

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,000 for 2009 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older and an additional contribution of $3,000 per year is allowed for years 2007 to 2009 for former employees of certain bankrupt companies. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $55,000-$65,000 for single filers and between $89,000-$109,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $166,000-$176,000 (indexed). Federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after-death required minimum distribution rules. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,000 for 2009 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older and an additional contribution of $3,000 per year is allowed for years 2007 to 2009 for former employees of certain bankrupt companies. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $105,000 and $120,000 for single filers, between $166,000 and $176,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan), and employer plans may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

Non-Tax Qualified Contract    There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received. However, in 2009, IRA owners who have attained age 70 1/2 may make distributions of up to $100,000 to qualified charities without including the amount in income.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, benefits from individual retirement annuity contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA,

Account B (Fee Based) Prospectus

and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    Benefits received as Annuity Payments from non-tax qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. Withdrawals taken within 24 months after a partial exchange, however, may be subject to special tax rules. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts). However, the Worker, Retiree, and Employer Recovery Act of 2008, enacted on December 23, 2008, provides for a temporary waiver of the minimum distribution requirement for the 2009 calendar year.

1. IRAs    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule:    A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule:    A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions:    If the designated beneficiary is the Owner’s spouse, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the

Account B (Fee Based) Prospectus

spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1/2.

3. Nonspouse Transfers:    A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs    The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts    The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that (i) the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and (ii) the surviving spouse is not required by the tax law to take any distributions during his or her lifetime and may extend deferral by electing a spousal exchange.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

While the following services are generally available under the Contract, not all of them may be available to Owners of Contracts held in the Fee-Based Program in which you participate. For more information, contact your Investment Professional.

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (EFT)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected investment options is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Account B (Fee Based) Prospectus

Automatic Required Minimum Distributions (RMD)    For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service, we will automatically sweep or transfer interest from the Guaranteed Interest Fund (“GIF”) to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually, or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps.

Owner Inquiries    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access Fund performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also transfer invested assets among Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Householding    To reduce costs, we now send only a single copy of prospectuses and reports to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of prospectuses and reports by calling us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Although NMIS does not receive commissions on the sales of Contracts, it does receive fees for investment advice and other services provided to Contract Owners based in part on the value of Contract assets held for their benefit by NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to an affiliated investment adviser such as NMIS (which is also a registered investment adviser) or our limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company (“NMWMC”)) for providing investment advice and other services to Owners. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. The individual NMIS or NMWMC Representative who recommends the Northwestern Mutual Signature Annuities advisory program to a client will receive a portion of the asset-based fee paid by the client. The amount of the compensation that a NMIS or NMWMC Representative may receive for recommending the Signature Annuities program may be more than what the individual would receive if the client paid separately for investment advice, brokerage, and other services.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer,

Account B (Fee Based) Prospectus

such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor's registered representatives may receive other payments from us for the recruitment, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract, front-load variable annuity contract, or fixed annuity contract.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Account B (Fee Based) Prospectus

Table of Contents for Statement of Additional Information

Account B (Fee Based) Prospectus

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W07SW

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account B, Flexible Payment Variable Annuity (Fee Based) to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued on or After June 30, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000
Growth Stock Division
Accumulation Unit Value	$0.617	$1.013	$0.931	$0.853	$0.795	$0.748	$0.631	$0.800	$0.935
Number of Units Outstanding	2,305	2,328	4,542	3,928	2,475	1,971	1,343	609	228
Focused Appreciation Division(b)
Accumulation Unit Value	$1.313	$2.197	$1.738	$1.663	$1.427	$1.196	—	—	—
Number of Units Outstanding	288	308	1,600	826	182	91	—	—	—
Large Cap Core Stock Division
Accumulation Unit Value	$0.658	$1.077	$0.991	$0.892	$0.825	$0.766	$0.619	$0.866	$0.942
Number of Units Outstanding	663	696	972	883	734	990	1,109	578	239
Large Cap Blend Division(a)
Accumulation Unit Value	$0.555	$0.933	—	—	—	—	—	—	—
Number of Units Outstanding	5	—	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$0.699	$1.112	$1.058	$0.919	$0.880	$0.798	$0.623	$0.803	$0.914
Number of Units Outstanding	4,258	3,955	5,245	5,569	3,971	2,178	1,583	501	134
Large Company Value Division(a)
Accumulation Unit Value	$0.587	$0.938	—	—	—	—	—	—	—
Number of Units Outstanding	1,610	1,599	—	—	—	—	—	—	—
Domestic Equity Division(c)
Accumulation Unit Value	$0.855	$1.396	$1.495	$1.287	$1.195	$1.027	$0.767	$0.977	—
Number of Units Outstanding	5,955	5,354	6,354	4,853	2,507	1,481	835	210	—
Equity Income Division(b)
Accumulation Unit Value	$1.148	$1.795	$1.745	$1.470	$1.415	$1.233	—	—	—
Number of Units Outstanding	3,237	3,023	1,915	1,238	410	153	—	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$0.644	$1.079	$0.897	$0.862	$0.815	$0.716	$0.576	$0.733	$0.919
Number of Units Outstanding	1,232	1,103	2,021	1,856	1,615	958	987	583	134
Index 400 Stock Division
Accumulation Unit Value	$1.175	$1.850	$1.720	$1.569	$1.401	$1.209	$0.899	$1.055	$1.066
Number of Units Outstanding	1,813	1,770	2,211	2,135	1,709	1,095	604	360	17
Mid Cap Value Division(b)
Accumulation Unit Value	$1.212	$1.874	$1.884	$1.651	$1.571	$1.328	—	—	—
Number of Units Outstanding	1,285	1,193	924	403	115	172	—	—	—
Small Cap Growth Stock Division
Accumulation Unit Value	$0.775	$1.385	$1.269	$1.194	$1.078	$0.910	$0.686	$0.844	$0.881
Number of Units Outstanding	1,059	947	2,317	2,054	1,181	695	665	508	44
Index 600 Stock Division(a)
Accumulation Unit Value	$0.643	$0.939	—	—	—	—	—	—	—
Number of Units Outstanding	333	284	—	—	—	—	—	—	—
Small Cap Value Division(c)
Accumulation Unit Value	$1.404	$1.960	$1.983	$1.708	$1.598	$1.288	$0.956	$1.016	—
Number of Units Outstanding	1,283	1,388	2,220	1,911	1,021	629	210	23	—
International Growth Division(c)
Accumulation Unit Value	$1.136	$2.119	$1.888	$1.560	$1.326	$1.095	$0.790	$0.905	—
Number of Units Outstanding	2,039	1,726	2,538	2,026	1,050	471	340	130	—
Research International Core Division(a)
Accumulation Unit Value	$0.603	$1.052	—	—	—	—	—	—	—
Number of Units Outstanding	1,873	1,237	—	—	—	—	—	—	—
International Equity Division
Accumulation Unit Value	$1.096	$1.956	$1.662	$1.274	$1.147	$0.964	$0.689	$0.837	$0.977
Number of Units Outstanding	5,880	5,078	5,708	4,736	2,490	1,874	1,022	699	142
Emerging Markets Equity Division(a)
Accumulation Unit Value	$0.555	$1.244	—	—	—	—	—	—	—
Number of Units Outstanding	2,894	2,295	—	—	—	—	—	—	—
Money Market Division
Accumulation Unit Value	$1.270	$1.241	$1.182	$1.132	$1.103	$1.091	$1.081	$1.068	$1.031
Number of Units Outstanding	3,549	4,218	2,730	1,927	1,474	706	518	79	—

(a)	The initial investment was made on April 30, 2007.

(b)	The initial investment was made on May 1, 2003.

(c)	The initial investment was made on July 31, 2001.

Account B (Fee Based) Prospectus

Accumulation Unit Values

Contracts Issued on or After June 30, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000
Short-Term Bond Division(a)
Accumulation Unit Value	$1.053	$1.029	—	—	—	—	—	—	—
Number of Units Outstanding	1,507	1,907	—	—	—	—	—	—	—
Select Bond Division
Accumulation Unit Value	$1.654	$1.608	$1.517	$1.467	$1.440	$1.380	$1.312	$1.175	$1.068
Number of Units Outstanding	18,978	23,920	23,918	18,093	7,698	4,659	1,577	499	10
Long-Term U.S. Government Bond Division(a)
Accumulation Unit Value	$1.291	$1.073	—	—	—	—	—	—	—
Number of Units Outstanding	699	746	—	—	—	—	—	—	—
Inflation Protection Division(a)
Accumulation Unit Value	$1.047	$1.066	—	—	—	—	—	—	—
Number of Units Outstanding	5,756	2,446	—	—	—	—	—	—	—
High Yield Bond Division
Accumulation Unit Value	$1.246	$1.590	$1.559	$1.425	$1.410	$1.255	$0.976	$1.008	$0.964
Number of Units Outstanding	3,247	3,621	5,262	4,730	2,696	1,806	489	150	7
Multi-Sector Bond Division(a)
Accumulation Unit Value	$0.936	$1.008	—	—	—	—	—	—	—
Number of Units Outstanding	5,039	5,927	—	—	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$1.020	$1.324	$1.252	$1.138	$1.102	$1.025	$0.872	$0.946	$0.980
Number of Units Outstanding	619	1,691	3,815	3,668	1,961	1,651	1,067	410	300
Asset Allocation Division(c)
Accumulation Unit Value	$1.021	$1.467	$1.345	$1.228	$1.152	$1.051	$0.874	$0.978	—
Number of Units Outstanding	516	809	2,512	2,400	1,628	1,319	1,424	—	—
(a) The initial investment was made on April 30, 2007. (b) The initial investment was made on May 1, 2003. (c) The initial investment was made on July 31, 2001. Fidelity® Variable Insurance Products
	December 31
	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(b)
Accumulation Unit Value	$1.588	$2.639	$2.296	$2.050	$1.743	$1.403
Number of Units Outstanding	1,801	1,596	1,413	898	304	6
VIP Contrafund® Division(a)
Accumulation Unit Value	$0.637	$1.115	—	—	—	—
Number of Units Outstanding	7,157	5,943	—	—	—	—
(a) The initial investment was made on April 30, 2007. (b) The initial investment was made on May 1, 2003. Neuberger Berman Advisers Management Trust
	December 31
	2008	2007
Socially Responsive Division(a)
Accumulation Unit Value	$0.613	$1.016
Number of Units Outstanding	365	326
(a) The initial investment was made on April 30, 2007.

Account B (Fee Based) Prospectus

Accumulation Unit Values

Contracts Issued on or After June 30, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000
Multi-Style Equity Division
Accumulation Unit Value	$0.659	$1.112	$1.011	$0.900	$0.842	$0.770	$0.599	$0.783	$0.916
Number of Units Outstanding	8,199	7,356	7,114	5,077	3,796	2,723	1,679	614	44
Aggressive Equity Division
Accumulation Unit Value	$0.887	$1.560	$1.514	$1.323	$1.248	$1.092	$0.753	$0.933	$0.959
Number of Units Outstanding	1,094	1,043	1,589	1,110	984	714	491	181	15
Non-U.S. Division
Accumulation Unit Value	$0.844	$1.470	$1.340	$1.087	$0.960	$0.814	$0.589	$0.696	$0.896
Number of Units Outstanding	5,819	5,170	5,561	3,678	2,652	1,953	1,298	334	84
Real Estate Securities Division
Accumulation Unit Value	$1.869	$2.963	$3.534	$2.611	$2.319	$1.726	$1.262	$1.220	$1.135
Number of Units Outstanding	2,792	2,438	2,580	2,060	1,320	953	559	358	6
Core Bond Division
Accumulation Unit Value	$1.463	$1.523	$1.425	$1.379	$1.356	$1.300	$1.229	$1.133	$1.059
Number of Units Outstanding	4,611	6,246	7,393	5,116	3,079	1,904	1,041	488	32
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2008	2007
Moderate Strategy Division(a)
Accumulation Unit Value	$0.824	$1.033
Number of Units Outstanding	—	—
Balanced Strategy Division(a)
Accumulation Unit Value	$0.743	$1.025
Number of Units Outstanding	90	86
Growth Strategy Division(a)
Accumulation Unit Value	$0.667	$1.019
Number of Units Outstanding	—	—
Equity Growth Strategy Division(a)
Accumulation Unit Value	$0.596	$1.010
Number of Units Outstanding	—	—

(a)	The initial investment was made on April 30, 2007.

Account B (Fee Based) Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

FLEXIBLE PAYMENT VARIABLE ANNUITY (Fee Based)

An individual flexible payment Variable Annuity Contract (the “Contract”) for Individual Retirement

Annuities (“IRAs”), Roth IRAs and Nontax-Qualified Annuities

and Non-Qualified Plans.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W07SW, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.nmfn.com.

DISTRIBUTION OF THE CONTRACT

Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The offering is continuous. No underwriting commissions have been paid to, or retained by, NMIS.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2008

NML Variable Annuity Account B

Financial Statements

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division (a)	Large Cap Core Stock Division	Large Cap Blend Division (a)	Index 500 Stock Division

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$197,933	$104,953	$159,814	$14,744	$635,497
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	28	7	39	1	75

Total Assets	197,961	104,960	159,853	14,745	635,572

Liabilities:
Due to Northwestern Mutual Life Insurance Company	24	1	4	21	41
Due to Participants	454	26	432	–	915

Total Liabilities	478	27	436	21	956

Total Net Assets	$197,483	$104,933	$159,417	$14,724	$634,616

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$589	$391	$445	$10	$14,056
Annuity Reserves	1	–	34	–	290
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	50,443	19,216	45,268	2,254	218,130
Annuity Reserves	569	107	747	2	2,573
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	22,847	5,257	16,957	591	53,692
Annuity Reserves	235	67	350	–	945
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	59,472	14,363	50,305	1,545	162,816
Annuity Reserves	205	212	379	11	849
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	22,776	30,598	16,703	5,349	64,267
Annuity Reserves	183	165	196	121	422
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	5,120	3,094	3,524	224	13,711
Class B Accumulation Units (9)	33,460	30,944	23,959	4,591	99,562
Annuity Reserves	160	141	114	23	328
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	1,423	378	436	3	2,975
Annuity Reserves	–	–	–	–	–

Total Net Assets	$197,483	$104,933	$159,417	$14,724	$634,616

(1) Investments, at cost	$276,382	$154,171	$237,838	$22,514	$851,134
(2) Shares Outstanding	140,179	87,754	182,228	27,052	326,566
(3) Accumulation Unit Value	$1.918211	$1.284107	$1.624552	$0.551598	$3.450407
Units Outstanding	307	304	274	18	4,074
(4) Accumulation Unit Value	$1.782457	$1.248176	$1.509570	$0.546962	$3.152106
Units Outstanding	28,300	15,395	29,987	4,120	69,201
(5) Accumulation Unit Value	$1.850502	$1.309615	$1.566681	$0.554826	$2.163516
Units Outstanding	12,347	4,015	10,824	1,066	24,817
(6) Accumulation Unit Value	$1.782457	$1.248176	$1.509570	$0.546962	$3.152106
Units Outstanding	33,365	11,507	33,324	2,825	51,653
(7) Accumulation Unit Value	$0.598090	$1.302296	$0.612094	$0.553912	$0.670905
Units Outstanding	38,080	23,496	27,288	9,656	95,792
(8) Accumulation Unit Value	$0.598090	$1.302296	$0.612094	$0.553912	$0.670905
Units Outstanding	8,560	2,376	5,757	404	20,437
(9) Accumulation Unit Value	$1.782457	$1.248176	$1.509570	$0.546962	$3.152106
Units Outstanding	18,772	24,791	15,871	8,394	31,586
(10) Accumulation Unit Value	$0.617447	$1.313419	$0.657733	$0.555297	$0.698694
Units Outstanding	2,305	288	663	5	4,258

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-1

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Large Company Value Division (a)	Domestic Equity Division (a)	Equity Income Division (a)	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$12,151	$179,177	$96,908	$375,474	$165,471
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	5	15	10	29	13

Total Assets	12,156	179,192	96,918	375,503	165,484

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	23	260	18	3
Due to Participants	8	387	37	744	157

Total Liabilities	10	410	297	762	160

Total Net Assets	$12,146	$178,782	$96,621	$374,741	$165,324

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$18	$249	$163	$1,306	$443
Annuity Reserves	–	–	–	78	9
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	1,941	32,430	20,470	177,962	37,774
Annuity Reserves	3	275	206	1,448	332
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	384	11,282	4,155	29,780	11,416
Annuity Reserves	–	268	119	218	273
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	1,121	22,564	11,246	101,463	32,060
Annuity Reserves	–	228	224	446	156
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	3,852	53,162	26,364	19,457	27,484
Annuity Reserves	98	1,255	1,336	158	416
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	717	4,624	2,636	6,821	6,788
Class B Accumulation Units (9)	3,045	47,148	25,749	34,603	45,787
Annuity Reserves	22	203	236	208	256
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	945	5,094	3,717	793	2,130
Annuity Reserves	–	–	–	–	–

Total Net Assets	$12,146	$178,782	$96,621	$374,741	$165,324

(1) Investments, at cost	$17,432	$314,737	$156,336	$722,145	$246,346
(2) Shares Outstanding	21,430	283,957	111,645	195,763	183,044
(3) Accumulation Unit Value	$0.582824	$0.830435	$1.122817	$4.064928	$1.394193
Units Outstanding	31	300	144	321	318
(4) Accumulation Unit Value	$0.577921	$0.800161	$1.091416	$3.713247	$1.328286
Units Outstanding	3,358	40,529	18,755	47,926	28,439
(5) Accumulation Unit Value	$0.586235	$0.852113	$1.145119	$1.965508	$1.441782
Units Outstanding	656	13,240	3,629	15,151	7,918
(6) Accumulation Unit Value	$0.577921	$0.800161	$1.091416	$3.713247	$1.328286
Units Outstanding	1,940	28,199	10,304	27,325	24,136
(7) Accumulation Unit Value	$0.585260	$0.845901	$1.138754	$0.624751	$1.127625
Units Outstanding	6,582	62,847	23,152	31,143	24,373
(8) Accumulation Unit Value	$0.585260	$0.845901	$1.138754	$0.624751	$1.127625
Units Outstanding	1,226	5,466	2,315	10,918	6,019
(9) Accumulation Unit Value	$0.577921	$0.800161	$1.091416	$3.713247	$1.328286
Units Outstanding	5,269	58,923	23,592	9,319	34,471
(10) Accumulation Unit Value	$0.586742	$0.855358	$1.148461	$0.643955	$1.174655
Units Outstanding	1,610	5,955	3,237	1,232	1,813

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-2

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Mid Cap Value Division (a)	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division (a)	International Growth Division

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$45,938	$139,425	$7,580	$135,841	$126,530
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	10	14	32	12	14

Total Assets	45,948	139,439	7,612	135,853	126,544

Liabilities:
Due to Northwestern Mutual Life Insurance Company	59	18	1	24	176
Due to Participants	21	243	–	241	68

Total Liabilities	80	261	1	265	244

Total Net Assets	$45,868	$139,178	$7,611	$135,588	$126,300

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$159	$244	$4	$361	$283
Annuity Reserves	–	–	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	9,158	29,320	1,162	28,196	23,639
Annuity Reserves	79	250	63	157	174
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	2,464	10,345	470	7,886	6,620
Annuity Reserves	4	166	2	118	111
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	6,318	26,705	652	19,305	17,072
Annuity Reserves	20	223	–	76	143
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	11,903	27,871	3,016	32,789	32,456
Annuity Reserves	109	283	16	525	973
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	1,032	5,135	132	4,420	4,544
Class B Accumulation Units (9)	13,008	37,639	1,870	39,802	37,789
Annuity Reserves	56	176	10	152	180
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	1,558	821	214	1,801	2,316
Annuity Reserves	–	–	–	–	–

Total Net Assets	$45,868	$139,178	$7,611	$135,588	$126,300

(1) Investments, at cost	$81,389	$257,393	$9,793	$190,462	$223,243
(2) Shares Outstanding	56,366	128,266	11,937	119,578	147,643
(3) Accumulation Unit Value	$1.185376	$1.671791	$0.638371	$1.362805	$1.103010
Units Outstanding	134	146	6	265	256
(4) Accumulation Unit Value	$1.152226	$1.592747	$0.633010	$1.313119	$1.062818
Units Outstanding	7,949	18,409	1,836	21,473	22,242
(5) Accumulation Unit Value	$1.208947	$1.728904	$0.642108	$1.398335	$1.131785
Units Outstanding	2,038	5,983	731	5,640	5,849
(6) Accumulation Unit Value	$1.152226	$1.592747	$0.633010	$1.313119	$1.062818
Units Outstanding	5,483	16,766	1,031	14,701	16,063
(7) Accumulation Unit Value	$1.202201	$0.786331	$0.641044	$1.388120	$1.123539
Units Outstanding	9,901	35,444	4,705	23,621	28,887
(8) Accumulation Unit Value	$1.202201	$0.786331	$0.641044	$1.388120	$1.123539
Units Outstanding	858	6,531	206	3,184	4,045
(9) Accumulation Unit Value	$1.152226	$1.592747	$0.633010	$1.313119	$1.062818
Units Outstanding	11,290	23,632	2,954	30,311	35,555
(10) Accumulation Unit Value	$1.212458	$0.774891	$0.642663	$1.403637	$1.136109
Units Outstanding	1,285	1,059	333	1,283	2,039

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-3

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Research International Core Division (a)	International Equity Division (a)	Emerging Markets Equity Division (a)	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$11,102	$580,466	$21,742	$417,547	$14,551
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	1	45	–	137	19

Total Assets	11,103	580,511	21,742	417,684	14,570

Liabilities:
Due to Northwestern Mutual Life Insurance Company	7	33	14	14	3
Due to Participants	22	1,202	14	998	–

Total Liabilities	29	1,235	28	1,012	3

Total Net Assets	$11,074	$579,276	$21,714	$416,672	$14,567

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$29	$2,199	$39	$1,597	$2
Annuity Reserves	–	381	–	15	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	1,769	190,059	4,299	131,876	2,367
Annuity Reserves	37	1,653	37	505	–
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	401	42,889	932	33,988	605
Annuity Reserves	–	509	1	85	12
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	1,240	113,074	2,449	64,744	1,851
Annuity Reserves	–	604	11	222	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	3,503	98,893	5,936	72,570	3,461
Annuity Reserves	11	1,553	45	236	7
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	181	12,951	380	16,052	283
Class B Accumulation Units (9)	2,768	107,569	5,970	89,934	4,220
Annuity Reserves	6	500	8	339	173
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	1,129	6,442	1,607	4,509	1,586
Annuity Reserves	–	–	–	–	–

Total Net Assets	$11,074	$579,276	$21,714	$416,672	$14,567

(1) Investments, at cost	$17,373	$732,866	$41,549	$417,547	$14,971
(2) Shares Outstanding	19,142	439,082	40,639	417,547	14,727
(3) Accumulation Unit Value	$0.598615	$2.541401	$0.551511	$3.484273	$1.045715
Units Outstanding	48	865	71	458	2
(4) Accumulation Unit Value	$0.593588	$2.349745	$0.546886	$3.043975	$1.036955
Units Outstanding	2,980	80,885	7,860	43,323	2,282
(5) Accumulation Unit Value	$0.602115	$2.168093	$0.554746	$1.636123	$1.051836
Units Outstanding	666	19,782	1,680	20,774	576
(6) Accumulation Unit Value	$0.593588	$2.349745	$0.546886	$3.043975	$1.036955
Units Outstanding	2,088	48,122	4,478	21,270	1,785
(7) Accumulation Unit Value	$0.601121	$1.103430	$0.553822	$1.271472	$1.050082
Units Outstanding	5,827	89,623	10,719	57,076	3,296
(8) Accumulation Unit Value	$0.601121	$1.103430	$0.553822	$1.271472	$1.050082
Units Outstanding	301	11,737	686	12,624	269
(9) Accumulation Unit Value	$0.593588	$2.349745	$0.546886	$3.043975	$1.036955
Units Outstanding	4,663	45,779	10,917	29,545	4,070
(10) Accumulation Unit Value	$0.602638	$1.095512	$0.555222	$1.270343	$1.052716
Units Outstanding	1,873	5,880	2,894	3,549	1,507

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-4

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division (a)	Inflation Protection Division (a)	High Yield Bond Division	Multi-Sector Bond Division (a)

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$844,453	$52,265	$38,545	$147,475	$41,572
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	63	7	10	20	4

Total Assets	844,516	52,272	38,555	147,495	41,576

Liabilities:
Due to Northwestern Mutual Life Insurance Company	142	8	69	55	154
Due to Participants	1,841	–	118	276	10
Total Liabilities	1,983	8	187	331	164

Total Net Assets	$842,533	$52,264	$38,368	$147,164	$41,412

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$5,749	$40	$74	$272	$32
Annuity Reserves	306	–	–	7	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	183,076	11,461	6,162	30,025	4,914
Annuity Reserves	2,200	–	39	438	–
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	50,992	1,510	1,871	13,410	1,466
Annuity Reserves	1,548	–	–	365	12
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	116,378	7,748	4,823	31,004	3,271
Annuity Reserves	982	–	–	186	19
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	212,997	10,989	9,435	30,632	14,116
Annuity Reserves	2,740	195	144	241	185
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	25,632	2,400	1,297	3,806	720
Class B Accumulation Units (9)	206,175	16,767	8,414	32,454	11,949
Annuity Reserves	2,362	252	80	278	12
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	31,396	902	6,029	4,046	4,716
Annuity Reserves	–	–	–	–	–

Total Net Assets	$842,533	$52,264	$38,368	$147,164	$41,412

(1) Investments, at cost	$842,061	$46,565	$41,061	$199,203	$47,221
(2) Shares Outstanding	699,051	42,805	38,974	288,600	48,851
(3) Accumulation Unit Value	$12.561982	$1.282537	$1.040339	$1.854701	$0.929693
Units Outstanding	458	31	71	147	35
(4) Accumulation Unit Value	$10.972665	$1.271820	$1.031635	$1.723455	$0.921898
Units Outstanding	16,685	9,012	5,973	17,421	5,330
(5) Accumulation Unit Value	$2.253325	$1.290041	$1.046430	$1.815250	$0.935121
Units Outstanding	22,630	1,170	1,788	7,388	1,568
(6) Accumulation Unit Value	$10.972665	$1.271820	$1.031635	$1.723455	$0.921898
Units Outstanding	10,606	6,092	4,675	17,990	3,548
(7) Accumulation Unit Value	$1.650650	$1.287905	$1.044699	$1.231169	$0.933576
Units Outstanding	129,038	8,532	9,031	24,880	15,120
(8) Accumulation Unit Value	$1.650650	$1.287905	$1.044699	$1.231169	$0.933576
Units Outstanding	15,528	1,863	1,242	3,091	771
(9) Accumulation Unit Value	$10.972665	$1.271820	$1.031635	$1.723455	$0.921898
Units Outstanding	18,790	13,184	8,156	18,831	12,961
(10) Accumulation Unit Value	$1.654323	$1.291153	$1.047325	$1.246182	$0.935931
Units Outstanding	18,978	699	5,756	3,247	5,039

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-5

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$1,607,791	$164,197	$–	$–	$–
Fidelity Variable Insurance Products	–	–	142,657	45,991	–
Neuberger Berman Advisers Management Trust	–	–	–	–	4,881
Russell Investment Funds	–	–	–	–	–
Due from Northwestern Mutual Life Insurance Company	323	14	17	3	1

Total Assets	1,608,114	164,211	142,674	45,994	4,882

Liabilities:
Due to Northwestern Mutual Life Insurance Company	339	545	6	6	–
Due to Participants	5,792	405	77	17	–

Total Liabilities	6,131	950	83	23	–

Total Net Assets	$1,601,983	$163,261	$142,591	$45,971	$4,882

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$17,469	$436	$269	$37	$12
Annuity Reserves	927	7	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	942,803	37,593	26,002	6,255	582
Annuity Reserves	20,072	1,375	107	9	7
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	74,508	8,157	6,878	1,798	306
Annuity Reserves	2,836	628	49	22	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	229,611	22,759	17,990	5,224	735
Annuity Reserves	4,365	475	244	24	1
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	103,770	32,956	41,388	15,030	1,482
Annuity Reserves	8,120	1,439	222	73	6
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	38,727	6,035	3,549	631	75
Class B Accumulation Units (9)	153,998	49,883	42,835	12,302	1,450
Annuity Reserves	4,146	840	197	7	2
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	631	527	2,861	4,559	224
Annuity Reserves	–	151	–	–	–

Total Net Assets	$1,601,983	$163,261	$142,591	$45,971	$4,882

(1) Investments, at cost	$2,329,013	$233,317	$243,675	$78,057	$7,872
(2) Shares Outstanding	1,460,300	211,868	7,873	3,038	520
(3) Accumulation Unit Value	$8.162059	$0.991527	$1.552966	$0.632696	$0.609253
Units Outstanding	2,140	440	174	58	19
(4) Accumulation Unit Value	$7.131449	$0.955398	$1.509505	$0.627398	$0.604143
Units Outstanding	132,204	39,348	17,225	9,969	963
(5) Accumulation Unit Value	$2.181253	$1.017397	$1.583809	$0.636396	$0.612825
Units Outstanding	34,158	8,017	4,343	2,825	499
(6) Accumulation Unit Value	$7.131449	$0.955398	$1.509505	$0.627398	$0.604143
Units Outstanding	32,197	23,822	11,918	8,326	1,216
(7) Accumulation Unit Value	$1.000063	$1.009999	$1.574980	$0.635349	$0.611798
Units Outstanding	103,763	32,630	26,278	23,657	2,423
(8) Accumulation Unit Value	$1.000063	$1.009999	$1.574980	$0.635349	$0.611798
Units Outstanding	38,725	5,975	2,253	993	123
(9) Accumulation Unit Value	$7.131449	$0.955398	$1.509505	$0.627398	$0.604143
Units Outstanding	21,594	52,211	28,377	19,609	2,401
(10) Accumulation Unit Value	$1.019693	$1.021282	$1.588398	$0.636958	$0.613346
Units Outstanding	619	516	1,801	7,157	365

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-6

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division	Russell Core Bond Division

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$–	$–	$–	$–	$–
Fidelity Variable Insurance Products	–	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–	–
Russell Investment Funds	121,860	50,615	119,593	191,912	187,958
Due from Northwestern Mutual Life Insurance Company	14	4	13	71	173

Total Assets	121,874	50,619	119,606	191,983	188,131

Liabilities:
Due to Northwestern Mutual Life Insurance Company	147	10	170	25	4
Due to Participants	292	161	68	173	296

Total Liabilities	439	171	238	198	300

Total Net Assets	$121,435	$50,448	$119,368	$191,785	$187,831

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$360	$218	$265	$454	$300
Annuity Reserves	–	–	–	2	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	15,567	9,531	18,859	33,914	23,558
Annuity Reserves	185	64	160	318	291
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	9,891	4,610	8,519	11,243	10,163
Annuity Reserves	76	28	37	280	184
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	15,639	7,621	15,273	26,407	18,596
Annuity Reserves	117	29	117	260	221
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	35,991	12,120	34,480	50,628	61,921
Annuity Reserves	331	180	309	413	1,230
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	3,651	1,460	3,279	5,866	5,799
Class B Accumulation Units (9)	33,636	13,347	32,725	56,333	57,285
Annuity Reserves	554	264	424	442	1,494
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	5,401	970	4,908	5,219	6,747
Annuity Reserves	36	6	13	6	42

Total Net Assets	$121,435	$50,448	$119,368	$191,785	$187,831

(1) Investments, at cost	$174,091	$95,433	$196,851	$347,447	$204,775
(2) Shares Outstanding	13,406	6,896	15,882	20,287	20,081
(3) Accumulation Unit Value	$0.649525	$0.975105	$0.965924	$1.858618	$1.441509
Units Outstanding	553	223	274	244	208
(4) Accumulation Unit Value	$0.618811	$0.928999	$0.920266	$1.770725	$1.373433
Units Outstanding	25,157	10,259	20,493	19,153	17,152
(5) Accumulation Unit Value	$0.671704	$1.008404	$0.998879	$1.922046	$1.490712
Units Outstanding	14,726	4,572	8,528	5,849	6,818
(6) Accumulation Unit Value	$0.618811	$0.928999	$0.920266	$1.770725	$1.373433
Units Outstanding	25,272	8,203	16,596	14,913	13,540
(7) Accumulation Unit Value	$0.625460	$0.850538	$0.791402	$2.018711	$1.467276
Units Outstanding	57,543	14,250	43,569	25,080	42,201
(8) Accumulation Unit Value	$0.625460	$0.850538	$0.791402	$2.018711	$1.467276
Units Outstanding	5,838	1,717	4,143	2,906	3,952
(9) Accumulation Unit Value	$0.618811	$0.928999	$0.920266	$1.770725	$1.373433
Units Outstanding	54,356	14,367	35,561	31,813	41,709
(10) Accumulation Unit Value	$0.658748	$0.887231	$0.843523	$1.869424	$1.463384
Units Outstanding	8,199	1,094	5,819	2,792	4,611

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-7

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2008

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$–	$–	$–	$–
Fidelity Variable Insurance Products	–	–	–	–
Neuberger Berman Advisers Management Trust	–	–	–	–
Russell Investment Funds	18,945	58,804	34,354	12,442
Due from Northwestern Mutual Life Insurance Company	10	–	1	2

Total Assets	18,955	58,804	34,355	12,444

Liabilities:
Due to Northwestern Mutual Life Insurance Company	7	335	41	–
Due to Participants	10	–	–	–

Total Liabilities	17	335	41	–

Total Net Assets	$18,938	$58,469	$34,314	$12,444

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$–	$221	$–	$1
Annuity Reserves	–	–	–	–
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	3,128	7,890	3,682	2,817
Annuity Reserves	197	89	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (5)	776	1,823	782	1,084
Annuity Reserves	–	–	–	–
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (6)	2,059	4,866	3,639	960
Annuity Reserves	14	50	–	–
On or After March 31, 2000 – Front Load Version
Accumulation Units (7)	6,442	24,143	13,885	4,441
Annuity Reserves	432	88	554	167
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (8)	355	725	321	13
Class B Accumulation Units (9)	5,505	18,206	11,451	2,961
Annuity Reserves	30	301	–	–
On or After October 16, 2006 – Fee Based Version
Accumulation Units (10)	–	67	–	–
Annuity Reserves	–	–	–	–

Total Net Assets	$18,938	$58,469	$34,314	$12,444

(1) Investments, at cost	$22,733	$78,084	$50,760	$19,559
(2) Shares Outstanding	2,457	8,597	5,586	2,279
(3) Accumulation Unit Value	$0.818186	$0.737777	$0.662577	$0.592413
Units Outstanding	–	300	–	2
(4) Accumulation Unit Value	$0.811324	$0.731582	$0.657020	$0.587444
Units Outstanding	3,856	10,785	5,603	4,795
(5) Accumulation Unit Value	$0.822977	$0.742083	$0.666470	$0.595885
Units Outstanding	942	2,456	1,174	1,819
(6) Accumulation Unit Value	$0.811324	$0.731582	$0.657020	$0.587444
Units Outstanding	2,537	6,652	5,538	1,634
(7) Accumulation Unit Value	$0.821607	$0.740864	$0.665350	$0.594901
Units Outstanding	7,841	32,587	20,869	7,464
(8) Accumulation Unit Value	$0.821607	$0.740864	$0.665350	$0.594901
Units Outstanding	432	978	483	23
(9) Accumulation Unit Value	$0.811324	$0.731582	$0.657020	$0.587444
Units Outstanding	6,786	24,886	17,429	5,040
(10) Accumulation Unit Value	$0.823673	$0.742732	$0.667030	$0.596398
Units Outstanding	–	90	–	–

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-8

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2008

(in thousands)

	Growth Stock Division	Focused Appreciation Division (a)	Large Cap Core Stock Division	Large Cap Blend Division (a)	Index 500 Stock Division

Income:
Dividend income	$2,955	$495	$3,647	$197	$19,549
Expenses:
Mortality and expense risk charges	2,970	1,389	2,436	136	9,453

Net investment income (loss)	(15)	(894)	1,211	61	10,096

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	691	1,142	(4,958)	(1,034)	12,585
Realized gain distributions	18,364	3,836	–	–	27,642

Realized gains (losses)	19,055	4,978	(4,958)	(1,034)	40,227

Change in unrealized appreciation/ depreciation of investments during the period	(153,148)	(74,492)	(104,820)	(6,893)	(443,621)

Net increase (decrease) in net assets resulting from operations	$(134,108)	$(70,408)	$(108,567)	$(7,866)	$(393,298)

	Large Company Value Division (a)	Domestic Equity Division (a)	Equity Income Division (a)	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$292	$6,804	$31	$1,613	$3,588
Expenses:
Mortality and expense risk charges	98	2,192	1,150	6,230	2,415

Net investment income (loss)	194	4,612	(1,119)	(4,617)	1,173

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,185)	(67)	(2,163)	(30,288)	5,032
Realized gain distributions	33	19,919	2,856	72,786	24,329

Realized gains (losses)	(1,152)	19,852	693	42,498	29,361

Change in unrealized appreciation/ depreciation of investments during the period	(4,803)	(137,702)	(52,491)	(308,007)	(129,812)

Net increase (decrease) in net assets resulting from operations	$(5,761)	$(113,238)	$(52,917)	$(270,126)	$(99,278)

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-9

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2008

(in thousands)

	Mid Cap Value Division (a)	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division (a)	International Growth Division

Income:
Dividend income	$–	$343	$–	$607	$2,704
Expenses:
Mortality and expense risk charges	594	2,010	60	1,726	1,773

Net investment income (loss)	(594)	(1,667)	(60)	(1,119)	931

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,559)	(2,625)	(964)	5,293	1,471
Realized gain distributions	1,321	38,629	70	14,790	21,165

Realized gains (losses)	(1,238)	36,004	(894)	20,083	22,636

Change in unrealized appreciation/ depreciation of investments during the period	(22,823)	(147,804)	(1,839)	(74,459)	(131,566)

Net increase (decrease) in net assets resulting from operations	$(24,655)	$(113,467)	$(2,793)	$(55,495)	$(107,999)

	Research International Core Division (a)	International Equity Division (a)	Emerging Markets Equity Division (a)	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$204	$21,797	$761	$9,481	$564
Expenses:
Mortality and expense risk charges	105	8,640	281	3,608	95

Net investment income (loss)	99	13,157	480	5,873	469

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(482)	25,892	(1,669)	–	3
Realized gain distributions	107	80,444	160	77	–

Realized gains (losses)	(375)	106,336	(1,509)	77	3

Change in unrealized appreciation/ depreciation of investments during the period	(6,297)	(584,610)	(21,579)	–	(347)

Net increase (decrease) in net assets resulting from operations	$(6,573)	$(465,117)	$(22,608)	$5,950	$125

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-10

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2008

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division (a)	Inflation Protection Division (a)	High Yield Bond Division	Multi-Sector Bond Division (a)

Income:
Dividend income	$41,864	$826	$1,324	$14,805	$2,731
Expenses:
Mortality and expense risk charges	8,489	262	232	1,790	300

Net investment income (loss)	33,375	564	1,092	13,015	2,431

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,016)	295	(28)	(6,538)	(553)
Realized gain distributions	–	497	47	–	197

Realized gains (losses)	(1,016)	792	19	(6,538)	(356)

Change in unrealized appreciation/ depreciation of investments during the period	(14,375)	5,498	(2,652)	(50,125)	(5,534)

Net increase (decrease) in net assets resulting from operations	$17,984	$6,854	$(1,541)	$(43,648)	$(3,459)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$25,935	$6,253	$465	$518	$139
Expenses:
Mortality and expense risk charges	22,872	2,178	1,834	411	45

Net investment income (loss)	3,063	4,075	(1,369)	107	94

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(29,156)	2,582	(3,194)	(2,583)	(309)
Realized gain distributions	559,590	17,460	30,655	974	475

Realized gains (losses)	530,434	20,042	27,461	(1,609)	166

Change in unrealized appreciation/ depreciation of investments during the period	(1,058,413)	(100,425)	(118,274)	(25,260)	(2,945)

Net increase (decrease) in net assets resulting from operations	$(524,916)	$(76,308)	$(92,182)	$(26,762)	$(2,685)

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-11

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2008

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Real Estate Securities Division	Russell Core Bond Division

Income:
Dividend income	$2,464	$632	$–	$5,217	$8,438
Expenses:
Mortality and expense risk charges	1,529	703	1,537	2,620	1,886

Net investment income (loss)	935	(71)	(1,537)	2,597	6,552

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	976	(2,777)	3,583	1,236	(3,867)
Realized gain distributions	1,713	18	1,609	–	4,178

Realized gains (losses)	2,689	(2,759)	5,192	1,236	311

Change in unrealized appreciation/ depreciation of investments during the period	(87,876)	(36,402)	(92,865)	(113,064)	(17,100)

Net increase (decrease) in net assets resulting from operations	$(84,252)	$(39,232)	$(89,210)	$(109,231)	$(10,237)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Income:
Dividend income	$474	$1,437	$635	$88
Expenses:
Mortality and expense risk charges	159	494	316	120

Net investment income (loss)	315	943	319	(32)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(920)	(2,126)	(1,049)	(941)
Realized gain distributions	154	1,104	1,087	740

Realized gains (losses)	(766)	(1,022)	38	(201)

Change in unrealized appreciation/ depreciation of investments during the period	(3,753)	(18,881)	(15,969)	(6,637)

Net increase (decrease) in net assets resulting from operations	$(4,204)	$(18,960)	$(15,612)	$(6,870)

(a)	Division was renamed effective April 30, 2008. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-12

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division (a)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(15)	$(600)	$(894)	$(999)
Net realized gains (losses)	19,055	9,111	4,978	3,458
Net change in unrealized appreciation/depreciation	(153,148)	20,000	(74,492)	23,101

Net increase (decrease) in net assets resulting from operations	(134,108)	28,511	(70,408)	25,560

Contract Transactions:
Contract owners’ net payments	14,708	21,306	23,143	21,998
Annuity payments	(247)	(315)	(109)	(82)
Surrenders and other (net)	(23,137)	(29,265)	(9,561)	(6,112)
Transfers from other divisions or sponsor	162,846	197,425	217,535	180,151
Transfers to other divisions or sponsor	(180,648)	(224,226)	(196,419)	(165,019)

Net increase (decrease) in net assets resulting from contract transactions	(26,478)	(35,075)	34,589	30,936

Net increase (decrease) in net assets	(160,586)	(6,564)	(35,819)	56,496

Net Assets:
Beginning of period	358,069	364,633	140,752	84,256

End of period	$197,483	$358,069	$104,933	$140,752

Units issued during the period	124,142	125,467	130,570	108,928
Units redeemed during the period	(134,438)	(139,345)	(113,890)	(92,611)

Net units issued (redeemed) during the period	(10,296)	(13,878)	16,680	16,317

	Large Cap Core Stock Division		Large Cap Blend Division (a) (b)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$1,211	$195	$61	$23
Net realized gains (losses)	(4,958)	357	(1,034)	46
Net change in unrealized appreciation/depreciation	(104,820)	21,543	(6,893)	(878)

Net increase (decrease) in net assets resulting from operations	(108,567)	22,095	(7,866)	(809)

Contract Transactions:
Contract owners’ net payments	12,243	19,472	6,238	5,204
Annuity payments	(340)	(430)	(9)	(1)
Surrenders and other (net)	(20,719)	(24,193)	(918)	(145)
Transfers from other divisions or sponsor	127,015	144,536	32,901	13,045
Transfers to other divisions or sponsor	(138,088)	(156,543)	(26,687)	(6,229)

Net increase (decrease) in net assets resulting from contract transactions	(19,889)	(17,158)	11,525	11,874

Net increase (decrease) in net assets	(128,456)	4,937	3,659	11,065

Net Assets:
Beginning of period	287,873	282,936	11,065	–

End of period	$159,417	$287,873	$14,724	$11,065

Units issued during the period	102,439	98,623	53,546	19,022
Units redeemed during the period	(112,042)	(103,629)	(38,944)	(7,136)

Net units issued (redeemed) during the period	(9,603)	(5,006)	14,602	11,886

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-13

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division (a) (b)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$10,096	$5,883	$194	$76
Net realized gains (losses)	40,227	77,500	(1,152)	(41)
Net change in unrealized appreciation/depreciation	(443,621)	(35,901)	(4,803)	(479)

Net increase (decrease) in net assets resulting from operations	(393,298)	47,482	(5,761)	(444)

Contract Transactions:
Contract owners’ net payments	53,448	75,993	5,209	2,608
Annuity payments	(1,023)	(1,378)	(8)	(1)
Surrenders and other (net)	(68,805)	(92,070)	(796)	(289)
Transfers from other divisions or sponsor	415,967	445,477	22,508	9,060
Transfers to other divisions or sponsor	(459,496)	(490,417)	(17,313)	(2,627)

Net increase (decrease) in net assets resulting from contract transactions	(59,909)	(62,395)	9,600	8,751

Net increase (decrease) in net assets	(453,207)	(14,913)	3,839	8,307

Net Assets:
Beginning of period	1,087,823	1,102,736	8,307	–

End of period	$634,616	$1,087,823	$12,146	$8,307

Units issued during the period	258,703	227,014	37,860	12,218
Units redeemed during the period	(264,508)	(229,816)	(26,016)	(3,390)

Net units issued (redeemed) during the period	(5,805)	(2,802)	11,844	8,828

	Domestic Equity Division (a)		Equity Income Division (a)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$4,612	$1,409	$(1,119)	$1,530
Net realized gains (losses)	19,852	20,657	693	17,324
Net change in unrealized appreciation/depreciation	(137,702)	(44,250)	(52,491)	(17,024)

Net increase (decrease) in net assets resulting from operations	(113,238)	(22,184)	(52,917)	1,830

Contract Transactions:
Contract owners’ net payments	24,566	47,676	16,659	24,002
Annuity payments	(237)	(321)	(238)	(268)
Surrenders and other (net)	(16,693)	(17,808)	(8,451)	(9,785)
Transfers from other divisions or sponsor	359,078	415,124	155,776	170,151
Transfers to other divisions or sponsor	(355,409)	(402,842)	(152,284)	(149,357)

Net increase (decrease) in net assets resulting from contract transactions	11,305	41,829	11,462	34,743

Net increase (decrease) in net assets	(101,933)	19,645	(41,455)	36,573

Net Assets:
Beginning of period	280,715	261,070	138,076	101,503

End of period	$178,782	$280,715	$96,621	$138,076

Units issued during the period	356,631	317,792	121,063	111,402
Units redeemed during the period	(347,395)	(289,333)	(113,117)	(92,181)

Net units issued (redeemed) during the period	9,236	28,459	7,946	19,221

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-14

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division (c)		Index 400 Stock Division

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(4,617)	$(2,616)	$1,173	$587
Net realized gains (losses)	42,498	41,438	29,361	28,084
Net change in unrealized appreciation/depreciation	(308,007)	81,635	(129,812)	(9,555)

Net increase (decrease) in net assets resulting from operations	(270,126)	120,457	(99,278)	19,116

Contract Transactions:
Contract owners’ net payments	21,663	27,444	14,547	25,301
Annuity payments	(475)	(585)	(264)	(347)
Surrenders and other (net)	(41,700)	(57,452)	(17,478)	(19,124)
Transfers from other divisions or sponsor	152,075	189,239	192,657	237,754
Transfers to other divisions or sponsor	(186,366)	(238,737)	(210,520)	(254,430)

Net increase (decrease) in net assets resulting from contract transactions	(54,803)	(80,091)	(21,058)	(10,846)

Net increase (decrease) in net assets	(324,929)	40,366	(120,336)	8,270

Net Assets:
Beginning of period	699,670	659,304	285,660	277,390

End of period	$374,741	$699,670	$165,324	$285,660

Units issued during the period	84,214	92,574	122,805	130,846
Units redeemed during the period	(95,756)	(106,642)	(133,462)	(135,458)

Net units issued (redeemed) during the period	(11,542)	(14,068)	(10,657)	(4,612)

	Mid Cap Value Division (a)		Small Cap Growth Stock Division

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(594)	$(118)	$(1,667)	$(2,486)
Net realized gains (losses)	(1,238)	13,066	36,004	31,631
Net change in unrealized appreciation/depreciation	(22,823)	(14,702)	(147,804)	(8,415)

Net increase (decrease) in net assets resulting from operations	(24,655)	(1,754)	(113,467)	20,730

Contract Transactions:
Contract owners’ net payments	7,163	13,003	14,772	23,512
Annuity payments	(31)	(33)	(172)	(222)
Surrenders and other (net)	(4,773)	(4,092)	(15,366)	(18,744)
Transfers from other divisions or sponsor	85,999	122,093	185,691	222,909
Transfers to other divisions or sponsor	(87,474)	(112,047)	(192,241)	(244,678)

Net increase (decrease) in net assets resulting from contract transactions	884	18,924	(7,316)	(17,223)

Net increase (decrease) in net assets	(23,771)	17,170	(120,783)	3,507

Net Assets:
Beginning of period	69,639	52,469	259,961	256,454

End of period	$45,868	$69,639	$139,178	$259,961

Units issued during the period	59,959	69,843	126,496	119,778
Units redeemed during the period	(59,084)	(60,121)	(127,447)	(125,440)

Net units issued (redeemed) during the period	875	9,722	(951)	(5,662)

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.
(c)	Division was renamed effective April 30, 2007. See Note 1.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-15

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division (b)		Small Cap Value Division (a)

	Year Ended December 31, 2008	Period Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(60)	$(22)	$(1,119)	$(1,161)
Net realized gains (losses)	(894)	8	20,083	19,373
Net change in unrealized appreciation/depreciation	(1,839)	(374)	(74,459)	(22,520)

Net increase (decrease) in net assets resulting from operations	(2,793)	(388)	(55,495)	(4,308)

Contract Transactions:
Contract owners’ net payments	1,994	1,473	19,451	29,360
Annuity payments	(9)	(3)	(110)	(128)
Surrenders and other (net)	(299)	(74)	(12,082)	(12,909)
Transfers from other divisions or sponsor	13,549	6,098	203,664	215,563
Transfers to other divisions or sponsor	(9,859)	(2,078)	(212,134)	(217,283)

Net increase (decrease) in net assets resulting from contract transactions	5,376	5,416	(1,211)	14,603

Net increase (decrease) in net assets	2,583	5,028	(56,706)	10,295

Net Assets:
Beginning of period	5,028	–	192,294	181,999

End of period	$7,611	$5,028	$135,588	$192,294

Units issued during the period	19,898	7,673	132,129	125,509
Units redeemed during the period	(13,348)	(2,421)	(133,160)	(118,302)

Net units issued (redeemed) during the period	6,550	5,252	(1,031)	7,207

	International Growth Division		Research International Core Division (a) (b)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$931	$(336)	$99	$43
Net realized gains (losses)	22,636	27,087	(375)	110
Net change in unrealized appreciation/depreciation	(131,566)	(5,171)	(6,297)	25

Net increase (decrease) in net assets resulting from operations	(107,999)	21,580	(6,573)	178

Contract Transactions:
Contract owners’ net payments	20,518	30,783	3,668	2,499
Annuity payments	(190)	(252)	(11)	(3)
Surrenders and other (net)	(12,391)	(12,557)	(484)	(128)
Transfers from other divisions or sponsor	236,132	281,949	19,929	10,893
Transfers to other divisions or sponsor	(237,494)	(275,256)	(14,902)	(3,992)

Net increase (decrease) in net assets resulting from contract transactions	6,575	24,667	8,200	9,269

Net increase (decrease) in net assets	(101,424)	46,247	1,627	9,447

Net Assets:
Beginning of period	227,724	181,477	9,447	–

End of period	$126,300	$227,724	$11,074	$9,447

Units issued during the period	166,264	160,849	29,097	13,748
Units redeemed during the period	(161,701)	(148,338)	(19,583)	(4,816)

Net units issued (redeemed) during the period	4,563	12,511	9,514	8,932

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-16

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	International Equity Division (a)		Emerging Markets Equity Division (a) (b)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$13,157	$7,893	$480	$(3)
Net realized gains (losses)	106,336	46,893	(1,509)	193
Net change in unrealized appreciation/depreciation	(584,610)	93,717	(21,579)	1,771

Net increase (decrease) in net assets resulting from operations	(465,117)	148,503	(22,608)	1,961

Contract Transactions:
Contract owners’ net payments	71,571	95,528	8,000	4,181
Annuity payments	(792)	(975)	(18)	(5)
Surrenders and other (net)	(63,108)	(70,193)	(1,562)	(149)
Transfers from other divisions or sponsor	649,432	728,526	53,629	28,165
Transfers to other divisions or sponsor	(669,589)	(714,314)	(40,934)	(8,946)

Net increase (decrease) in net assets resulting from contract transactions	(12,486)	38,572	19,115	23,246

Net increase (decrease) in net assets	(477,603)	187,075	(3,493)	25,207

Net Assets:
Beginning of period	1,056,879	869,804	25,207	–

End of period	$579,276	$1,056,879	$21,714	$25,207

Units issued during the period	322,098	291,767	67,675	29,062
Units redeemed during the period	(316,863)	(273,404)	(48,610)	(8,822)

Net units issued (redeemed) during the period	5,235	18,363	19,065	20,240

	Money Market Division		Short-Term Bond Division (b)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$5,873	$10,867	$469	$152
Net realized gains (losses)	77	–	3	8
Net change in unrealized appreciation/depreciation	–	–	(347)	(73)

Net increase (decrease) in net assets resulting from operations	5,950	10,867	125	87

Contract Transactions:
Contract owners’ net payments	96,507	96,926	3,609	1,248
Annuity payments	(245)	(183)	(14)	–
Surrenders and other (net)	(77,558)	(51,545)	(1,203)	(53)
Transfers from other divisions or sponsor	360,330	353,960	24,163	6,117
Transfers to other divisions or sponsor	(261,846)	(353,263)	(17,885)	(1,627)

Net increase (decrease) in net assets resulting from contract transactions	117,188	45,895	8,670	5,685

Net increase (decrease) in net assets	123,138	56,762	8,795	5,772

Net Assets:
Beginning of period	293,534	236,772	5,772	–

End of period	$416,672	$293,534	$14,567	$5,772

Units issued during the period	235,826	282,393	26,786	7,776
Units redeemed during the period	(180,962)	(257,135)	(18,614)	(2,161)

Net units issued (redeemed) during the period	54,864	25,258	8,172	5,615

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-17

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division (a) (b)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$33,375	$25,167	$564	$163
Net realized gains (losses)	(1,016)	146	792	86
Net change in unrealized appreciation/depreciation	(14,375)	18,853	5,498	201

Net increase (decrease) in net assets resulting from operations	17,984	44,166	6,854	450

Contract Transactions:
Contract owners’ net payments	89,251	122,438	9,145	2,475
Annuity payments	(1,114)	(1,045)	(14)	–
Surrenders and other (net)	(73,294)	(61,722)	(2,000)	(115)
Transfers from other divisions or sponsor	1,104,323	1,064,375	76,479	8,973
Transfers to other divisions or sponsor	(1,191,919)	(1,015,092)	(46,280)	(3,703)

Net increase (decrease) in net assets resulting from contract transactions	(72,753)	108,954	37,330	7,630

Net increase (decrease) in net assets	(54,769)	153,120	44,184	8,080

Net Assets:
Beginning of period	897,302	744,182	8,080	–

End of period	$842,533	$897,302	$52,264	$8,080

Units issued during the period	391,350	404,325	79,036	11,799
Units redeemed during the period	(412,123)	(363,463)	(46,001)	(4,251)

Net units issued (redeemed) during the period	(20,773)	40,862	33,035	7,548

	Inflation Protection Division (a) (b)		High Yield Bond Division

	Year Ended December 31, 2008	Period Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$1,092	$229	$13,015	$10,691
Net realized gains (losses)	19	29	(6,538)	(2,932)
Net change in unrealized appreciation/depreciation	(2,652)	137	(50,125)	(5,205)

Net increase (decrease) in net assets resulting from operations	(1,541)	395	(43,648)	2,554

Contract Transactions:
Contract owners’ net payments	8,028	2,113	14,680	24,445
Annuity payments	(22)	–	(277)	(282)
Surrenders and other (net)	(2,146)	(81)	(14,645)	(14,641)
Transfers from other divisions or sponsor	60,876	9,530	191,420	216,221
Transfers to other divisions or sponsor	(36,654)	(2,130)	(206,766)	(216,976)

Net increase (decrease) in net assets resulting from contract transactions	30,082	9,432	(15,588)	8,767

Net increase (decrease) in net assets	28,541	9,827	(59,236)	11,321

Net Assets:
Beginning of period	9,827	–	206,400	195,079

End of period	$38,368	$9,827	$147,164	$206,400

Units issued during the period	65,661	11,751	117,909	126,995
Units redeemed during the period	(38,218)	(2,502)	(125,849)	(121,990)

Net units issued (redeemed) during the period	27,443	9,249	(7,940)	5,005

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-18

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division (a) (b)		Balanced Division

	Year Ended December 31, 2008	Period Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$2,431	$546	$3,063	$45,049
Net realized gains (losses)	(356)	(1)	530,434	86,081
Net change in unrealized appreciation/depreciation	(5,534)	(114)	(1,058,413)	(16,167)

Net increase (decrease) in net assets resulting from operations	(3,459)	431	(524,916)	114,963

Contract Transactions:
Contract owners’ net payments	14,949	6,844	83,312	107,776
Annuity payments	(13)	(1)	(5,867)	(7,015)
Surrenders and other (net)	(2,740)	(239)	(174,091)	(199,693)
Transfers from other divisions or sponsor	65,045	22,112	288,157	323,790
Transfers to other divisions or sponsor	(54,699)	(6,818)	(392,814)	(391,952)

Net increase (decrease) in net assets resulting from contract transactions	22,542	21,898	(201,303)	(167,094)

Net increase (decrease) in net assets	19,083	22,329	(726,219)	(52,131)

Net Assets:
Beginning of period	22,329	–	2,328,202	2,380,333

End of period	$41,412	$22,329	$1,601,983	$2,328,202

Units issued during the period	84,136	30,045	133,488	136,555
Units redeemed during the period	(61,962)	(7,847)	(166,578)	(156,706)

Net units issued (redeemed) during the period	22,174	22,198	(33,090)	(20,151)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$4,075	$2,972	$(1,369)	$(949)
Net realized gains (losses)	20,042	19,450	27,461	19,251
Net change in unrealized appreciation/depreciation	(100,425)	(3,406)	(118,274)	5,249

Net increase (decrease) in net assets resulting from operations	(76,308)	19,016	(92,182)	23,551

Contract Transactions:
Contract owners’ net payments	19,849	21,842	28,305	37,278
Annuity payments	(626)	(636)	(117)	(163)
Surrenders and other (net)	(17,034)	(17,843)	(12,599)	(12,489)
Transfers from other divisions or sponsor	126,000	131,677	235,810	238,995
Transfers to other divisions or sponsor	(136,568)	(139,076)	(233,771)	(228,922)

Net increase (decrease) in net assets resulting from contract transactions	(8,379)	(4,036)	17,628	34,699

Net increase (decrease) in net assets	(84,687)	14,980	(74,554)	58,250

Net Assets:
Beginning of period	247,948	232,968	217,145	158,895

End of period	$163,261	$247,948	$142,591	$217,145

Units issued during the period	120,679	113,888	127,206	114,326
Units redeemed during the period	(129,427)	(116,552)	(118,850)	(100,439)

Net units issued (redeemed) during the period	(8,748)	(2,664)	8,356	13,887

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-19

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division (b)		Neuberger Berman AMT Socially Responsive Division (b)

	Year Ended December 31, 2008	Period Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$107	$141	$94	$(10)
Net realized gains (losses)	(1,609)	7,833	166	14
Net change in unrealized appreciation/depreciation	(25,260)	(6,804)	(2,945)	(45)

Net increase (decrease) in net assets resulting from operations	(26,762)	1,170	(2,685)	(41)

Contract Transactions:
Contract owners’ net payments	17,286	8,173	1,887	1,268
Annuity payments	(11)	(1)	(2)	–
Surrenders and other (net)	(2,838)	(301)	(211)	(51)
Transfers from other divisions or sponsor	83,448	34,726	8,470	3,991
Transfers to other divisions or sponsor	(59,867)	(9,052)	(6,370)	(1,374)

Net increase (decrease) in net assets resulting from contract transactions	38,018	33,545	3,774	3,834

Net increase (decrease) in net assets	11,256	34,715	1,089	3,793

Net Assets:
Beginning of period	34,715	–	3,793	–

End of period	$45,971	$34,715	$4,882	$3,793

Units issued during the period	120,407	40,633	12,559	5,197
Units redeemed during the period	(78,920)	(9,526)	(8,278)	(1,469)

Net units issued (redeemed) during the period	41,487	31,107	4,281	3,728

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$935	$159	$(71)	$(581)
Net realized gains (losses)	2,689	12,062	(2,759)	14,415
Net change in unrealized appreciation/depreciation	(87,876)	5,712	(36,402)	(11,445)

Net increase (decrease) in net assets resulting from operations	(84,252)	17,933	(39,232)	2,389

Contract Transactions:
Contract owners’ net payments	12,962	28,130	5,444	11,216
Annuity payments	(269)	(229)	(93)	(100)
Surrenders and other (net)	(12,390)	(13,623)	(5,695)	(7,549)
Transfers from other divisions or sponsor	274,625	309,851	98,627	118,938
Transfers to other divisions or sponsor	(277,569)	(316,017)	(102,251)	(124,538)

Net increase (decrease) in net assets resulting from contract transactions	(2,641)	8,112	(3,968)	(2,033)

Net increase (decrease) in net assets	(86,893)	26,045	(43,200)	356

Net Assets:
Beginning of period	208,328	182,283	93,648	93,292

End of period	$121,435	$208,328	$50,448	$93,648

Units issued during the period	333,503	329,951	82,411	81,139
Units redeemed during the period	(335,575)	(321,404)	(85,033)	(82,194)

Net units issued (redeemed) during the period	(2,072)	8,547	(2,622)	(1,055)

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-20

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Real Estate Securities Division

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(1,537)	$3,396	$2,597	$4,668
Net realized gains (losses)	5,192	47,280	1,236	70,510
Net change in unrealized appreciation/depreciation	(92,865)	(33,206)	(113,064)	(138,229)

Net increase (decrease) in net assets resulting from operations	(89,210)	17,470	(109,231)	(63,051)

Contract Transactions:
Contract owners’ net payments	14,711	29,970	28,406	49,098
Annuity payments	(218)	(219)	(276)	(394)
Surrenders and other (net)	(12,022)	(12,841)	(20,205)	(23,560)
Transfers from other divisions or sponsor	260,287	296,501	357,141	413,790
Transfers to other divisions or sponsor	(264,430)	(303,320)	(364,965)	(456,334)

Net increase (decrease) in net assets resulting from contract transactions	(1,672)	10,091	101	(17,400)

Net increase (decrease) in net assets	(90,882)	27,561	(109,130)	(80,451)

Net Assets:
Beginning of period	210,250	182,689	300,915	381,366

End of period	$119,368	$210,250	$191,785	$300,915

Units issued during the period	231,979	223,259	146,849	136,823
Units redeemed during the period	(231,863)	(215,687)	(145,526)	(142,715)

Net units issued (redeemed) during the period	116	7,572	1,323	(5,892)

	Russell Core Bond Division		Russell LifePoints Moderate Strategy Division (b)

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$6,552	$9,016	$315	$171
Net realized gains (losses)	311	(391)	(766)	(3)
Net change in unrealized appreciation/depreciation	(17,100)	4,058	(3,753)	(35)

Net increase (decrease) in net assets resulting from operations	(10,237)	12,683	(4,204)	133

Contract Transactions:
Contract owners’ net payments	22,878	34,127	6,387	3,482
Annuity payments	(430)	(287)	(36)	(1)
Surrenders and other (net)	(18,563)	(13,071)	(993)	(546)
Transfers from other divisions or sponsor	388,340	404,423	34,139	6,812
Transfers to other divisions or sponsor	(416,145)	(394,903)	(24,461)	(1,774)

Net increase (decrease) in net assets resulting from contract transactions	(23,920)	30,289	15,036	7,973

Net increase (decrease) in net assets	(34,157)	42,972	10,832	8,106

Net Assets:
Beginning of period	221,988	179,016	8,106	–

End of period	$187,831	$221,988	$18,938	$8,106

Units issued during the period	286,510	309,738	42,463	10,359
Units redeemed during the period	(303,978)	(288,707)	(27,915)	(2,513)

Net units issued (redeemed) during the period	(17,468)	21,031	14,548	7,846

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-21

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division (b)		Russell LifePoints Growth Strategy Division (b)

	Year Ended December 31, 2008	Period Ended December 31, 2007	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$943	$781	$319	$571
Net realized gains (losses)	(1,022)	29	38	28
Net change in unrealized appreciation/depreciation	(18,881)	(398)	(15,969)	(438)

Net increase (decrease) in net assets resulting from operations	(18,960)	412	(15,612)	161

Contract Transactions:
Contract owners’ net payments	26,987	18,850	16,267	11,312
Annuity payments	(55)	(15)	(132)	(57)
Surrenders and other (net)	(3,320)	(251)	(991)	572
Transfers from other divisions or sponsor	52,956	21,446	31,665	21,904
Transfers to other divisions or sponsor	(34,140)	(5,441)	(24,343)	(6,432)

Net increase (decrease) in net assets resulting from contract transactions	42,428	34,589	22,466	27,299

Net increase (decrease) in net assets	23,468	35,001	6,854	27,460

Net Assets:
Beginning of period	35,001	–	27,460	–

End of period	$58,469	$35,001	$34,314	$27,460

Units issued during the period	93,054	40,350	55,444	33,448
Units redeemed during the period	(48,299)	(6,371)	(30,472)	(7,324)

Net units issued (redeemed) during the period	44,755	33,979	24,972	26,124

	Russell LifePoints Equity Growth Strategy Division (b)

	Year Ended December 31, 2008	Period Ended December 31, 2007

Operations:
Net investment income (loss)	$(32)	$297
Net realized gains (losses)	(201)	(15)
Net change in unrealized appreciation/depreciation	(6,637)	(479)

Net increase (decrease) in net assets resulting from operations	(6,870)	(197)

Contract Transactions:
Contract owners’ net payments	6,047	1,997
Annuity payments	(11)	–
Surrenders and other (net)	(1,250)	(24)
Transfers from other divisions or sponsor	9,614	11,586
Transfers to other divisions or sponsor	(7,111)	(1,337)

Net increase (decrease) in net assets resulting from contract transactions	7,289	12,222

Net increase (decrease) in net assets	419	12,025
Net Assets:
Beginning of period	12,025	–

End of period	$12,444	$12,025

Units issued during the period	19,586	13,355
Units redeemed during the period	(10,757)	(1,407)

Net units issued (redeemed) during the period	8,829	11,948

(a)	Division was renamed effective April 30, 2008. See Note 1.
(b)	Division commenced operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.	F-22

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

1.	Organization

NML Variable Annuity Account B (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are currently offered: Front-Load contracts with a sales charge up to 4.5% of purchase payments; Back-Load contracts with a withdrawal charge up to 6%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Effective April 30, 2008, the following Divisions of the Account were renamed:

Old Name	New Name
Janus Capital Appreciation Division	Focused Appreciation Division
Capital Guardian Large Cap Blend Division	Large Cap Blend Division
American Century Large Company Value Division	Large Company Value Division
Capital Guardian Domestic Equity Division	Domestic Equity Division
T. Rowe Price Equity Income Division	Equity Income Division
AllianceBernstein Mid Cap Value Division	Mid Cap Value Division
T. Rowe Price Small Cap Value Division	Small Cap Value Division
MFS Research International Core Division	Research International Core Division
Franklin Templeton International Equity Division	International Equity Division
MFS Emerging Markets Equity Division	Emerging Markets Equity Division
PIMCO Long-Term U.S. Government Bond Division	Long-Term U.S. Government Bond Division
American Century Inflation Protection Division	Inflation Protection Division
PIMCO Multi-Sector Bond Division	Multi-Sector Bond Division

Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Account adopted FAS 157 effective January 1, 2008. As of December 31, 2008, all of the Account’s investments are identified as Level 1 securities for valuation purposes

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

under FAS 157. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive dividends from Northwestern Mutual. The dividends are reinvested in the Account and have been reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in due to participants in the accompanying financial statements. This liability is identified as Level 2 for valuation purposes under FAS 157. Level 2 liabilities are valued at fair value based on significant observable inputs other than quoted prices in active markets for identical liabilities.

E.	Annuity Reserves – Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience or assumed investment rates of 3.5% or 5%.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2008 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$37,287	$45,481
Focused Appreciation	49,040	11,750
Large Cap Core Stock	17,435	36,343
Large Cap Blend	13,073	1,468
Index 500 Stock	104,761	127,549
Large Company Value	11,429	1,598
Domestic Equity	54,995	19,009
Equity Income	23,305	10,010
Mid Cap Growth Stock	98,226	84,875
Index 400 Stock	43,886	39,494
Mid Cap Value	9,094	7,509
Small Cap Growth Stock	55,010	25,421
Index 600 Stock	5,772	416
Small Cap Value	36,186	23,748
International Growth	45,817	17,057
Research International Core	9,211	778
International Equity	179,538	98,677
Emerging Markets Equity	22,107	2,315
Money Market	210,038	86,070
Short-Term Bond	10,663	1,537
Select Bond	140,804	179,173
Long-Term U.S. Government Bond	41,694	3,297
Inflation Protection	34,101	2,703
High Yield Bond	30,709	33,399

F-24

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

Division	Purchases	Sales
Multi-Sector Bond	$29,024	$3,696
Balanced	680,626	319,438
Asset Allocation	46,551	33,428
Fidelity VIP Mid Cap	62,188	15,309
Fidelity VIP Contrafund	43,065	3,959
Neuberger Berman AMT Socially Responsive	4,626	294
Russell Multi-Style Equity	18,161	17,903
Russell Aggressive Equity	6,603	10,510
Russell Non-U.S.	17,615	19,239
Russell Real Estate Securities	35,678	33,525
Russell Core Bond	38,172	51,563
Russell LifePoints Moderate Strategy	16,992	1,482
Russell LifePoints Balanced Strategy	51,764	6,900
Russell LifePoints Growth Strategy	26,131	1,859
Russell LifePoints Equity Growth Strategy	9,973	1,977

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front-Load version and the Back-Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front-Load version and the Back-Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the back-load version of the contract, the net assets may be subject to the deduction for the front-load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front-Load version and the Back-Load version, respectively. For Front-Load and Back-Load version contracts purchased before April 30, 2008, the current mortality and expense risk charges will not be increased before May 1, 2012.

For Fee Based contracts issued on or after December 31, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual

F-25

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

rate of 0.75%. For Fee Based contracts purchased before April 30, 2007, the current mortality and expense risk charges will not be increased before May 1, 2011.

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (2)

Growth Stock
Year Ended 12/31/08	142,036	$0.598090 to $1.918211	$197,483	1.05%	0.35% to 1.25%	(39.62)% to (39.07)%
Year Ended 12/31/07	152,332	$0.983146 to $3.161031	$358,069	0.89%	0.35% to 1.25%	7.83% to 8.81%
Year Ended 12/31/06	166,209	$0.904890 to $2.916699	$364,633	0.76%	0.35% to 1.25%	8.21% to 9.19%
Year Ended 12/31/05	170,577	$0.829993 to $2.681914	$360,468	1.05%	0.35% to 1.25%	6.38% to 7.34%
Year Ended 12/31/04	176,713	$0.774425 to $2.508557	$362,855	0.69%	0.35% to 1.25%	5.34% to 6.30%

Focused Appreciation
Year Ended 12/31/08	82,172	$1.248176 to $1.313419	$104,933	0.35%	0.35% to 1.25%	(40.76)% to (40.22)%
Year Ended 12/31/07	65,492	$2.106906 to $2.197094	$140,752	0.04%	0.35% to 1.25%	25.26% to 26.39%
Year Ended 12/31/06	49,176	$1.682068 to $1.738315	$84,256	0.44%	0.35% to 1.25%	3.58% to 4.52%
Year Ended 12/31/05	32,378	$1.623859 to $1.663190	$53,274	0.20%	0.35% to 1.25%	15.55% to 16.59%
Year Ended 12/31/04	8,535	$1.405312 to $1.426538	$12,060	0.15%	0.35% to 1.25%	18.19% to 19.25%

Large Cap Core Stock
Year Ended 12/31/08	123,988	$0.612094 to $1.624552	$159,417	1.61%	0.35% to 1.25%	(39.50)% to (38.96)%
Year Ended 12/31/07	133,591	$1.004227 to $2.671949	$287,873	1.14%	0.35% to 1.25%	7.76% to 8.74%
Year Ended 12/31/06	138,596	$0.924940 to $2.467131	$282,936	1.08%	0.35% to 1.25%	10.12% to 11.11%
Year Ended 12/31/05	140,199	$0.833720 to $2.229337	$268,827	1.30%	0.35% to 1.25%	7.12% to 8.08%
Year Ended 12/31/04	144,588	$0.772557 to $2.070897	$265,200	0.95%	0.35% to 1.25%	6.82% to 7.78%

Large Cap Blend (1)
Year Ended 12/31/08	26,488	$0.546962 to $0.555297	$14,724	1.32%	0.35% to 1.25%	(40.99)% to (40.46)%
Year Ended 12/31/07	11,886	$0.926940 to $0.932619	$11,065	0.93%	0.35% to 1.25%	(7.30)% to (6.74)%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Index 500 Stock
Year Ended 12/31/08	301,818	$0.670905 to $3.450407	$634,616	2.25%	0.35% to 1.25%	(37.73)% to (37.16)%
Year Ended 12/31/07	307,623	$1.069283 to $5.512984	$1,087,823	1.62%	0.35% to 1.25%	4.11% to 5.06%
Year Ended 12/31/06	310,424	$1.019334 to $5.268640	$1,102,736	1.60%	0.35% to 1.25%	14.19% to 15.22%
Year Ended 12/31/05	317,806	$0.886007 to $4.590845	$1,034,273	1.75%	0.35% to 1.25%	3.43% to 4.36%
Year Ended 12/31/04	321,263	$0.850261 to $4.416556	$1,063,411	1.34%	0.35% to 1.25%	9.32% to 10.31%

Large Company Value (1)
Year Ended 12/31/08	20,672	$0.577921 to $0.586742	$12,146	2.44%	0.35% to 1.25%	(38.02)% to (37.45)%
Year Ended 12/31/07	8,828	$0.932366 to $0.938079	$8,307	2.11%	0.35% to 1.25%	(6.75)% to (6.19)%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Domestic Equity
Year Ended 12/31/08	215,459	$0.800161 to $0.855358	$178,782	2.91%	0.35% to 1.25%	(39.26)% to (38.71)%
Year Ended 12/31/07	206,223	$1.317376 to $1.395608	$280,715	1.43%	0.35% to 1.25%	(7.50)% to (6.66)%
Year Ended 12/31/06	177,765	$1.424141 to $1.495151	$261,070	0.00%	0.35% to 1.25%	15.12% to 16.16%
Year Ended 12/31/05	134,350	$1.237056 to $1.287166	$169,447	1.91%	0.35% to 1.25%	6.71% to 7.67%
Year Ended 12/31/04	93,992	$1.159280 to $1.195493	$110,874	1.61%	0.35% to 1.25%	15.40% to 16.44%

Equity Income
Year Ended 12/31/08	85,128	$1.091416 to $1.148461	$96,621	0.03%	0.35% to 1.25%	(36.61)% to (36.03)%
Year Ended 12/31/07	77,182	$1.721722 to $1.795424	$138,076	2.14%	0.35% to 1.25%	1.97% to 2.89%
Year Ended 12/31/06	57,961	$1.688469 to $1.744928	$101,503	1.83%	0.35% to 1.25%	17.68% to 18.74%
Year Ended 12/31/05	41,726	$1.434821 to $1.469591	$61,034	1.83%	0.35% to 1.25%	2.90% to 3.82%
Year Ended 12/31/04	23,505	$1.394433 to $1.415494	$33,324	1.92%	0.35% to 1.25%	13.73% to 14.76%

(1)	Division commenced operations on April 30, 2007.
(2)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

F-26

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (2)

Mid Cap Growth Stock
Year Ended 12/31/08	143,335	$0.624751 to $4.064928	$374,741	0.30%	0.35% to 1.25%	(40.83)% to (40.29)%
Year Ended 12/31/07	154,877	$1.047939 to $6.835316	$699,670	0.75%	0.35% to 1.25%	19.19% to 20.27%
Year Ended 12/31/06	168,944	$0.872601 to $5.705905	$659,304	0.13%	0.35% to 1.25%	3.11% to 4.04%
Year Ended 12/31/05	185,752	$0.839995 to $5.506309	$720,485	0.05%	0.35% to 1.25%	4.82% to 5.77%
Year Ended 12/31/04	196,196	$0.795400 to $5.226856	$753,933	0.00%	0.35% to 1.25%	12.80% to 13.82%

Index 400 Stock
Year Ended 12/31/08	127,487	$1.127625 to $1.441782	$165,324	1.54%	0.35% to 1.25%	(37.07)% to (36.50)%
Year Ended 12/31/07	138,144	$1.778444 to $2.271681	$285,660	1.23%	0.35% to 1.25%	6.58% to 7.55%
Year Ended 12/31/06	142,755	$1.656125 to $2.113326	$277,390	1.07%	0.35% to 1.25%	8.68% to 9.66%
Year Ended 12/31/05	144,810	$1.512499 to $1.928160	$259,212	0.77%	0.35% to 1.25%	10.98% to 11.98%
Year Ended 12/31/04	142,795	$1.352705 to $1.722759	$230,656	0.67%	0.35% to 1.25%	14.82% to 15.86%

Mid Cap Value
Year Ended 12/31/08	38,938	$1.152226 to $1.212458	$45,868	0.00%	0.35% to 1.25%	(35.88)% to (35.30)%
Year Ended 12/31/07	38,063	$1.796945 to $1.873865	$69,639	0.81%	0.35% to 1.25%	(1.41)% to (0.51)%
Year Ended 12/31/06	28,340	$1.822606 to $1.883538	$52,469	1.28%	0.35% to 1.25%	13.08% to 14.09%
Year Ended 12/31/05	21,558	$1.611849 to $1.650893	$35,219	0.65%	0.35% to 1.25%	4.15% to 5.09%
Year Ended 12/31/04	13,191	$1.547558 to $1.570931	$20,658	1.16%	0.35% to 1.25%	17.19% to 18.25%

Small Cap Growth Stock
Year Ended 12/31/08	107,970	$0.774891 to $1.728904	$139,178	0.17%	0.35% to 1.25%	(44.57)% to (44.07)%
Year Ended 12/31/07	108,921	$1.385379 to $3.092578	$259,961	0.08%	0.35% to 1.25%	8.18% to 9.16%
Year Ended 12/31/06	114,581	$1.269179 to $2.834618	$256,454	0.00%	0.35% to 1.25%	5.36% to 6.31%
Year Ended 12/31/05	112,059	$1.193857 to $2.667734	$243,675	0.00%	0.35% to 1.25%	9.81% to 10.79%
Year Ended 12/31/04	107,008	$1.077557 to $2.409091	$217,489	0.00%	0.35% to 1.25%	17.32% to 18.38%

Index 600 Stock (1)
Year Ended 12/31/08	11,802	$0.633010 to $0.642663	$7,611	0.00%	0.35% to 1.25%	(32.16)% to (31.55)%
Year Ended 12/31/07	5,252	$0.933101 to $0.938826	$5,028	0.00%	0.35% to 1.25%	(6.68)% to (6.11)%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Small Cap Value
Year Ended 12/31/08	100,478	$1.313119 to $1.403637	$135,588	0.35%	0.35% to 1.25%	(29.03)% to (28.39)%
Year Ended 12/31/07	101,509	$1.850222 to $1.959983	$192,294	0.42%	0.35% to 1.25%	(2.07)% to (1.18)%
Year Ended 12/31/06	94,302	$1.889257 to $1.983334	$181,999	0.23%	0.35% to 1.25%	15.11% to 16.15%
Year Ended 12/31/05	80,906	$1.641244 to $1.707618	$135,156	0.31%	0.35% to 1.25%	5.89% to 6.84%
Year Ended 12/31/04	69,029	$1.549988 to $1.598319	$108,671	0.21%	0.35% to 1.25%	23.02% to 24.13%

International Growth
Year Ended 12/31/08	114,936	$1.062818 to $1.136109	$126,300	1.50%	0.35% to 1.25%	(46.86)% to (46.38)%
Year Ended 12/31/07	110,373	$1.999925 to $2.118626	$227,724	0.81%	0.35% to 1.25%	11.22% to 12.22%
Year Ended 12/31/06	97,860	$1.798235 to $1.887847	$181,477	0.20%	0.35% to 1.25%	19.97% to 21.05%
Year Ended 12/31/05	72,763	$1.498861 to $1.559523	$111,164	1.24%	0.35% to 1.25%	16.54% to 17.59%
Year Ended 12/31/04	44,100	$1.286123 to $1.326256	$57,621	0.78%	0.35% to 1.25%	20.08% to 21.17%

Research International Core (1)
Year Ended 12/31/08	18,446	$0.593588 to $0.602638	$11,074	1.70%	0.35% to 1.25%	(43.25)% to (42.74)%
Year Ended 12/31/07	8,932	$1.046028 to $1.052433	$9,447	1.34%	0.35% to 1.25%	4.61% to 5.25%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

International Equity
Year Ended 12/31/08	302,673	$1.095512 to $2.541401	$579,276	2.67%	0.35% to 1.25%	(44.48)% to (43.98)%
Year Ended 12/31/07	297,438	$1.955614 to $4.554870	$1,056,879	1.84%	0.35% to 1.25%	16.59% to 17.65%
Year Ended 12/31/06	279,075	$1.662262 to $3.887138	$869,804	1.70%	0.35% to 1.25%	29.28% to 30.44%
Year Ended 12/31/05	255,999	$1.274348 to $2.991857	$634,347	1.75%	0.35% to 1.25%	10.14% to 11.13%
Year Ended 12/31/04	236,402	$1.146710 to $2.702895	$550,495	1.71%	0.35% to 1.25%	17.85% to 18.91%

Emerging Markets Equity (1)
Year Ended 12/31/08	39,305	$0.546886 to $0.555222	$21,714	2.54%	0.35% to 1.25%	(55.78)% to (55.38)%
Year Ended 12/31/07	20,240	$1.236747 to $1.244312	$25,207	0.52%	0.35% to 1.25%	23.69% to 24.43%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

(1)	Division commenced operations on April 30, 2007.
(2)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

F-27

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (2)

Money Market
Year Ended 12/31/08	188,619	$1.270343 to $3.484273	$416,672	2.62%	0.35% to 1.25%	1.48% to 2.40%
Year Ended 12/31/07	133,755	$1.240571 to $3.416215	$293,534	5.13%	0.35% to 1.25%	3.97% to 4.91%
Year Ended 12/31/06	108,497	$1.182475 to $3.269294	$236,772	4.74%	0.35% to 1.25%	3.56% to 4.49%
Year Ended 12/31/05	92,906	$1.131639 to $3.141208	$201,838	2.95%	0.35% to 1.25%	1.71% to 2.63%
Year Ended 12/31/04	95,405	$1.102690 to $3.073012	$206,436	1.43%	0.35% to 1.25%	0.17% to 1.08%

Short-Term Bond (1)
Year Ended 12/31/08	13,787	$1.036955 to $1.052716	$14,567	4.97%	0.35% to 1.25%	1.44% to 2.35%
Year Ended 12/31/07	5,615	$1.022274 to $1.028506	$5,772	5.37%	0.35% to 1.25%	2.24% to 2.85%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Select Bond
Year Ended 12/31/08	232,713	$1.650650 to $12.561982	$842,533	4.67%	0.35% to 1.25%	1.97% to 2.89%
Year Ended 12/31/07	253,486	$1.606628 to $12.257484	$897,302	3.99%	0.35% to 1.25%	5.07% to 6.02%
Year Ended 12/31/06	212,625	$1.516531 to $11.608006	$744,182	3.66%	0.35% to 1.25%	2.46% to 3.38%
Year Ended 12/31/05	168,714	$1.466954 to $11.273136	$622,741	3.42%	0.35% to 1.25%	0.95% to 1.86%
Year Ended 12/31/04	125,912	$1.440153 to $11.111137	$516,249	4.04%	0.35% to 1.25%	3.44% to 4.38%

Long-Term U.S Government Bond (1)
Year Ended 12/31/08	40,583	$1.271820 to $1.291153	$52,264	2.95%	0.35% to 1.25%	19.26% to 20.34%
Year Ended 12/31/07	7,548	$1.066436 to $1.072953	$8,080	4.30%	0.35% to 1.25%	6.65% to 7.30%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Inflation Protection Bond (1)
Year Ended 12/31/08	36,692	$1.031635 to $1.047325	$38,368	4.82%	0.35% to 1.25%	(2.61)% to (1.73)%
Year Ended 12/31/07	9,249	$1.059280 to $1.065745	$9,827	5.15%	0.35% to 1.25%	5.94% to 6.58%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

High Yield Bond
Year Ended 12/31/08	92,995	$1.231169 to $1.854701	$147,164	8.13%	0.35% to 1.25%	(22.33)% to (21.62)%
Year Ended 12/31/07	100,935	$1.573219 to $2.375895	$206,400	6.16%	0.35% to 1.25%	1.10% to 2.02%
Year Ended 12/31/06	95,929	$1.544440 to $2.338260	$195,079	6.57%	0.35% to 1.25%	8.42% to 9.39%
Year Ended 12/31/05	89,781	$1.413965 to $2.146008	$170,738	6.58%	0.35% to 1.25%	0.14% to 1.03%
Year Ended 12/31/04	81,452	$1.401540 to $2.132449	$157,870	6.88%	0.35% to 1.25%	11.36% to 12.37%

Multi-Sector Bond (1)
Year Ended 12/31/08	44,372	$0.921898 to $0.935931	$41,412	7.35%	0.35% to 1.25%	(8.02)% to (7.19)%
Year Ended 12/31/07	22,198	$1.002320 to $1.008445	$22,329	5.17%	0.35% to 1.25%	0.24% to 0.85%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Balanced
Year Ended 12/31/08	365,400	$1.000063 to $8.162059	$1,601,983	1.30%	0.35% to 1.25%	(23.69)% to (23.00)%
Year Ended 12/31/07	398,490	$1.300669 to $10.641985	$2,328,202	3.04%	0.35% to 1.25%	4.83% to 5.78%
Year Ended 12/31/06	418,640	$1.231506 to $10.101237	$2,380,333	2.86%	0.35% to 1.25%	9.05% to 10.03%
Year Ended 12/31/05	442,202	$1.120868 to $9.216522	$2,360,699	2.66%	0.35% to 1.25%	2.31% to 3.23%
Year Ended 12/31/04	440,624	$1.087384 to $8.963381	$2,424,304	2.54%	0.35% to 1.25%	6.55% to 7.52%

Asset Allocation
Year Ended 12/31/08	162,959	$0.955398 to $1.021282	$163,261	2.94%	0.35% to 1.25%	(31.00)% to (30.37)%
Year Ended 12/31/07	171,707	$1.384559 to $1.466752	$247,948	2.25%	0.35% to 1.25%	8.03% to 9.01%
Year Ended 12/31/06	174,372	$1.281584 to $1.345472	$232,968	1.82%	0.35% to 1.25%	8.56% to 9.53%
Year Ended 12/31/05	164,774	$1.180583 to $1.228390	$201,054	1.41%	0.35% to 1.25%	5.67% to 6.62%
Year Ended 12/31/04	140,560	$1.117219 to $1.152100	$161,896	0.00%	0.35% to 1.25%	8.65% to 9.63%

Fidelity VIP Mid Cap
Year Ended 12/31/08	92,369	$1.509505 to $1.588398	$142,591	0.25%	0.35% to 1.25%	(40.36)% to (39.82)%
Year Ended 12/31/07	84,013	$2.530987 to $2.639341	$217,145	0.48%	0.35% to 1.25%	13.90% to 14.93%
Year Ended 12/31/06	70,124	$2.222115 to $2.296424	$158,895	0.15%	0.35% to 1.25%	11.01% to 12.01%
Year Ended 12/31/05	46,885	$2.001683 to $2.050180	$95,468	0.00%	0.35% to 1.25%	16.56% to 17.60%
Year Ended 12/31/04	23,113	$1.717354 to $1.743292	$40,054	0.00%	0.35% to 1.25%	23.11% to 24.22%

(1)	Division commenced operations on April 30, 2007.
(2)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

F-28

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (2)

Fidelity VIP Contrafund (1)
Year Ended 12/31/08	72,594	$0.627398 to $0.636958	$45,971	1.08%	0.35% to 1.25%	(43.40)% to (42.89)%
Year Ended 12/31/07	31,107	$1.108565 to $1.115338	$34,715	1.30%	0.35% to 1.25%	10.87% to 11.54%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Neuberger Berman AMT Socially Responsive (1)
Year Ended 12/31/08	8,009	$0.604143 to $0.613346	$4,882	2.73%	0.35% to 1.25%	(40.20)% to (39.66)%
Year Ended 12/31/07	3,728	$1.010221 to $1.016402	$3,793	0.11%	0.35% to 1.25%	1.03% to 1.64%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Russell Multi-Style Equity
Year Ended 12/31/08	191,644	$0.618811 to $0.671704	$121,435	1.46%	0.35% to 1.25%	(41.31)% to (40.77)%
Year Ended 12/31/07	193,716	$1.054304 to $1.134719	$208,328	0.97%	0.35% to 1.25%	8.98% to 9.97%
Year Ended 12/31/06	185,171	$0.963199 to $1.032365	$182,283	0.93%	0.35% to 1.25%	11.35% to 12.35%
Year Ended 12/31/05	160,461	$0.858577 to $0.919329	$141,151	1.05%	0.35% to 1.25%	5.94% to 6.90%
Year Ended 12/31/04	141,072	$0.804386 to $0.860463	$117,097	0.73%	0.35% to 1.25%	8.44% to 9.42%

Russell Aggressive Equity
Year Ended 12/31/08	54,685	$0.850538 to $1.008404	$50,448	0.86%	0.35% to 1.25%	(43.63)% to (43.12)%
Year Ended 12/31/07	57,307	$1.497529 to $1.773725	$93,648	0.37%	0.35% to 1.25%	2.13% to 3.06%
Year Ended 12/31/06	58,363	$1.455332 to $1.722029	$93,292	0.19%	0.35% to 1.25%	13.37% to 14.39%
Year Ended 12/31/05	53,263	$1.274157 to $1.506167	$75,049	0.18%	0.35% to 1.25%	5.04% to 5.99%
Year Ended 12/31/04	51,192	$1.203942 to $1.421771	$68,855	0.17%	0.35% to 1.25%	13.30% to 14.33%

Russell Non-U.S.
Year Ended 12/31/08	134,983	$0.791402 to $0.998879	$119,368	0.00%	0.35% to 1.25%	(43.13)% to (42.61)%
Year Ended 12/31/07	134,867	$1.381147 to $1.741498	$210,250	2.56%	0.35% to 1.25%	8.74% to 9.73%
Year Ended 12/31/06	127,295	$1.260557 to $1.587886	$182,689	2.63%	0.35% to 1.25%	22.11% to 23.21%
Year Ended 12/31/05	99,849	$1.024633 to $1.289430	$117,602	1.59%	0.35% to 1.25%	12.28% to 13.29%
Year Ended 12/31/04	79,941	$0.905783 to $1.138748	$84,397	2.11%	0.35% to 1.25%	16.83% to 17.89%

Russell Real Estate Securities
Year Ended 12/31/08	102,750	$1.770725 to $2.018711	$191,785	1.92%	0.35% to 1.25%	(37.48)% to (36.91)%
Year Ended 12/31/07	101,427	$2.832067 to $3.204435	$300,915	2.29%	0.35% to 1.25%	(16.91)% to (16.15)%
Year Ended 12/31/06	107,317	$3.408298 to $3.827505	$381,366	1.96%	0.35% to 1.25%	34.16% to 35.36%
Year Ended 12/31/05	95,902	$2.540501 to $2.831791	$252,942	2.13%	0.35% to 1.25%	11.56% to 12.56%
Year Ended 12/31/04	83,376	$2.277262 to $2.519496	$196,014	2.31%	0.35% to 1.25%	33.20% to 34.40%

Russell Core Bond
Year Ended 12/31/08	130,191	$1.373433 to $1.490712	$187,831	4.00%	0.35% to 1.25%	(4.76)% to (3.90)%
Year Ended 12/31/07	147,659	$1.442151 to $1.552068	$221,988	5.30%	0.35% to 1.25%	5.91% to 6.86%
Year Ended 12/31/06	126,626	$1.361728 to $1.453107	$179,016	4.58%	0.35% to 1.25%	2.44% to 3.36%
Year Ended 12/31/05	97,984	$1.329349 to $1.406633	$134,224	3.65%	0.35% to 1.25%	0.75% to 1.66%
Year Ended 12/31/04	71,697	$1.319453 to $1.384409	$97,182	2.44%	0.35% to 1.25%	3.36% to 4.30%

Russell LifePoints Moderate Strategy (1)
Year Ended 12/31/08	22,394	$0.811324 to $0.823673	$18,938	2.67%	0.35% to 1.25%	(20.97)% to (20.25)%
Year Ended 12/31/07	7,846	$1.026594 to $1.032870	$8,106	4.90%	0.35% to 1.25%	2.67% to 3.29%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Russell LifePoints Balanced Strategy (1)
Year Ended 12/31/08	78,734	$0.731582 to $0.742732	$58,469	2.56%	0.35% to 1.25%	(28.18)% to (27.53)%
Year Ended 12/31/07	33,979	$1.018600 to $1.024838	$35,001	4.66%	0.35% to 1.25%	1.87% to 2.49%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

Russell LifePoints Growth Strategy (1)
Year Ended 12/31/08	51,096	$0.657020 to $0.667030	$34,314	1.78%	0.35% to 1.25%	(35.12)% to (34.53)%
Year Ended 12/31/07	26,124	$1.012636 to $1.018835	$27,460	4.38%	0.35% to 1.25%	1.27% to 1.89%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

(1)	Division commenced operations on April 30, 2007.
(2)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

F-29

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2008

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest (2)

Russell LifePoints Equity Growth Strategy (1)
Year Ended 12/31/08	20,777	$0.587444 to $0.596398	$12,444	0.63%	0.35% to 1.25%	(41.49)% to (40.96)%
Year Ended 12/31/07	11,948	$1.003947 to $1.010091	$12,025	5.12%	0.35% to 1.25%	0.41% to 1.01%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/05	n/a	n/a	n/a	n/a	n/a	n/a
Year Ended 12/31/04	n/a	n/a	n/a	n/a	n/a	n/a

(1)	Division commenced operations on April 30, 2007.
(2)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

`	F-30

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the NML Variable Annuity Account B and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, Russell Core Bond Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, and Russell LifePoints Equity Growth Strategy Divisionat December 31, 2008, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2008 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

February 17, 2009

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2008	2007
Assets:
Bonds	$79,314	$76,842
Mortgage loans	21,677	20,833
Policy loans	12,884	11,797
Common and preferred stocks	5,744	9,525
Real estate	1,528	1,499
Other investments	9,185	8,749
Cash and temporary investments	4,807	2,547

Total investments	135,139	131,792

Due and accrued investment income	1,498	1,395
Income taxes recoverable	73	–
Net deferred tax assets	2,696	1,461
Deferred premium and other assets	2,361	2,195
Separate account assets	13,387	19,704

Total assets	$155,154	$156,547

Liabilities and Surplus:

Reserves for policy benefits	$117,954	$109,573
Policyowner dividends payable	4,555	5,024
Interest maintenance reserve	192	709
Asset valuation reserve	1,023	3,687
Income taxes payable	–	683
Other liabilities	5,642	5,061
Separate account liabilities	13,387	19,704

Total liabilities	142,753	144,441

Surplus	12,401	12,106

Total liabilities and surplus	$155,154	$156,547

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,
	2008	2007	2006
Revenue:
Premiums	$13,551	$13,242	$12,149
Net investment income	7,835	7,568	7,073
Other income	537	545	511

Total revenue	21,923	21,355	19,733

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	6,071	5,544	4,979
Net additions to policy benefit reserves	8,491	7,904	7,304
Net transfers to (from) separate accounts	(102)	484	492

Total benefits	14,460	13,932	12,775

Commissions and operating expenses	2,070	2,009	1,894

Total benefits and expenses	16,530	15,941	14,669

Gain from operations before dividends and taxes	5,393	5,414	5,064

Policyowner dividends	4,547	5,012	4,628

Gain from operations before taxes	846	402	436
Income tax expense (benefit)	(304)	21	17

Net gain from operations	1,150	381	419
Net realized capital gains (losses)	(667)	619	410

Net income	$483	$1,000	$829

The accompanying notes are an integral part of these financial statements.

F-33

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2008	2007	2006
Beginning of year balance	$12,106	$11,684	$10,381

Net income	483	1,000	829

Change in net unrealized capital gains (losses)	(3,483)	(12)	581

Change in net deferred tax assets	(20)	165	337

Change in nonadmitted assets and other	(178)	(137)	70

Change in asset valuation reserve	2,664	(594)	(514)

Change in accounting principle	829	–	–

Net increase in surplus	295	422	1,303

End of year balance	$12,401	$12,106	$11,684

The accompanying notes are an integral part of these financial statements.

F-34

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Premiums and other income received	$9,198	$9,495	$8,634
Investment income received	7,838	7,424	6,893
Benefit payments to policyowners and beneficiaries	(6,442)	(5,904)	(5,274)
Net transfers from (to) separate accounts	121	(474)	(482)
Commissions, expenses and taxes paid	(2,115)	(2,148)	(2,202)

Net cash provided by operating activities	8,600	8,393	7,569

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	42,698	64,980	51,695
Common and preferred stocks	5,527	6,099	6,088
Mortgage loans	1,811	2,940	3,413
Real estate	199	177	65
Other investments	1,669	1,175	1,693

	51,904	75,371	62,954

Cost of investments acquired:
Bonds	46,592	70,890	56,372
Common and preferred stocks	5,121	5,594	5,777
Mortgage loans	2,659	4,422	4,659
Real estate	118	151	107
Other investments	2,712	2,401	2,099

	57,202	83,458	69,014

Disbursement of policy loans, net of repayments	1,087	802	730

Net cash applied to investing activities	(6,385)	(8,889)	(6,790)

Cash flows from financing and miscellaneous sources:
Net inflows (outflows) on deposit-type contracts	(84)	198	69
Other cash provided (applied)	129	(40)	(87)

Net cash provided by (applied to) financing and other activities:	45	158	(18)

Net increase (decrease) in cash and temporary investments	2,260	(338)	761

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

Cash and temporary investments, beginning of year	2,547	2,885	2,124

Cash and temporary investments, end of year	$4,807	$2,547	$2,885

The accompanying notes are an integral part of these financial statements.

F-36

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are generally based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

Certain accounting practices used by the Company vary from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the NAIC does not provide accounting guidance specific to a transaction entered into by the Company or where the Company and the Office of the Commissioner agree that an alternative accounting practice would be more appropriate in the Company’s circumstances.

During 2008, the Company adopted new permitted practices regarding valuation of net deferred tax assets (see Note 10) and the Company’s equity method accounting for its investment in Frank Russell Company common stock (see Note 11).

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3 and 14 regarding the statement value and fair value of the Company’s investments in bonds, common and preferred stocks, mortgage loans and real estate.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance, which approximates fair value.

Other Investments

Other investments consist primarily of partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. These investments are reported using the equity method of accounting.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Other investments also include $107 million and $113 million of investments in oil and natural gas production at December 31, 2008 and 2007, respectively. These oil and gas investments are reported using the full cost method, under which all exploration and development costs, whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This method is permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). The Accounting Practices and Procedures Manual of the NAIC does not provide accounting guidance for oil and gas investments.

Other investments also include low income housing tax credit investments, leveraged leases and derivative financial instruments. See Note 3 for a description of the Company’s investments in leveraged leases and Note 4 regarding the Company’s use of derivatives.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase and are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, including a group annuity separate account used to fund certain of the Company’s employee and representative benefit plan obligations. Policyowners bear the investment performance risk associated with variable products unless otherwise guaranteed by the Company. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed rate group annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices. See Note 7 for more information about the Company’s separate accounts and Note 8 for more information about the Company’s employee and representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits represent the net present value of future policy benefits less future policy premiums, estimated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 for more information about the Company’s reserves for policy benefits.

Policyowner Dividends

Nearly all life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance benefits. Dividends used by policyowners to purchase additional insurance benefits are reported as premiums in the consolidated statement of operations, but are not included in premiums received or benefit payments in the consolidated statement of cash flows.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative contract.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information about the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, common and preferred stocks, mortgage loans, policy loans and other investments. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the consolidated statement of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments and interest costs associated with securities lending.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information about the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information about the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

$43 million and $36 million at December 31, 2008 and 2007, respectively, are included in other assets in the consolidated statement of financial position and are net of accumulated depreciation of $143 million and $120 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for IT equipment and software totaled $78 million, $78 million and $77 million for the years ended December 31, 2008, 2007 and 2006, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $8 million, $7 million and $7 million for the years ended December 31, 2008, 2007 and 2006, respectively.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, common and preferred stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 3 for more information regarding investment impairments and other realized capital gains and losses.

Effective January 1, 2008, the Company adopted Statement of Statutory Accounting Principle No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP No. 43 – Loan Backed and Structured Securities (“SSAP 98”). SSAP 98 requires that valuation adjustments for other-than-temporary impairment of loan-backed and structured securities be based on fair value. Previous statutory accounting guidance required that such valuation adjustments be based on undiscounted future cash flows. SSAP 98 was adopted prospectively and resulted in $90 million of additional realized capital losses during 2008 than would have been required under previous accounting guidance.

Unrealized capital gains and losses primarily represent changes in the fair value of common stocks and other equity investments and changes in valuation adjustments made for bonds in or near default. Changes in the Company’s equity method share of undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also included in changes in unrealized capital gains and losses. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain investments are excluded from assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

Investments in bonds rated “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) by the Securities Valuation Office (“SVO”) of the NAIC are reported at amortized

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

cost, less any valuation adjustment. Bonds rated “6” (lowest quality) by the SVO are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, using the retrospective method to adjust net investment income for changes in the estimated yield-to-maturity.

Disclosure of fair value for bonds is based primarily on values published by the SVO. In the absence of SVO-published values, fair value is based on quoted market prices of identical or similar assets, if available. For bonds without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

Statement value and fair value of bonds at December 31, 2008 and 2007 were as follows:

December 31, 2008	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
U.S. Governments	$7,795	$1,555	$(4)	$9,346

States, territories and possessions	463	61	(7)	517

Special revenue and assessments	13,084	454	(44)	13,494

All foreign governments	1,313	319	–	1,632

Public utilities	6,821	94	(603)	6,312

Banks, trust and insurance companies	10,336	108	(1,485)	8,959

Industrial and miscellaneous	39,502	458	(5,484)	34,476

Total	$79,314	$3,049	$(7,627)	$74,736

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

December 31, 2007	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
U.S. Governments	$6,081	$653	$(3)	$6,731

States, territories and possessions	244	39	(3)	280

Special revenue and assessments	13,408	146	(115)	13,439

All foreign governments	342	28	(2)	368

Public utilities	6,407	177	(94)	6,490

Banks, trust and insurance companies	11,146	260	(263)	11,143

Industrial and miscellaneous	39,214	834	(849)	39,199

Total	$76,842	$2,137	$(1,329)	$77,650

The increases in gross unrealized gains during 2008 on U.S. Governments and Special revenue and assessments bonds comprised primarily of residential mortgage-backed securities issued by government agencies were primarily due to significant declines in yields on debt backed by the full faith and credit of the U.S. Government. The increase in gross unrealized losses on other bonds during 2008 was due primarily to a significant increase in market credit spreads for both investment-grade and below investment grade bonds between December 31, 2007 and December 31, 2008, as well as the impact of rating downgrades, as discussed below. Credit spreads represent the yield premium in excess of risk-free market interest rates that market participants require for the perceived risks or uncertainties associated with the future contractual performance of a bond issuer. The credit and liquidity crisis in the U.S. and global financial markets during 2008 significantly increased the perceived risks and uncertainties of bond investors, which reduced market liquidity and increased market credit spreads for most bond investments to historically high levels.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Based on statement value, 89% of the Company’s bond portfolio was rated as investment-grade (i.e., rated “1” or “2” by the SVO) at each of December 31, 2008 and 2007. Statement value of bonds by NAIC rating category at December 31, 2008 and 2007 were as follows:

December 31, 2008	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Governments	$7,795	$–	$–	$–	$–	$–	$7,795

States, territories and possessions	363	100	–	–	–	–	463

Special revenue and assessments	12,904	180	–	–	–	–	13,084

All foreign governments	1,224	89	–	–	–	–	1,313

Public utilities	2,512	3,682	390	222	15	–	6,821
Banks, trust and insurance companies	6,694	2,914	266	273	134	55	10,336
Industrial and miscellaneous	17,226	14,680	3,168	2,813	1,535	80	39,502

Total	$48,718	$21,645	$3,824	$3,308	$1,684	$135	$79,314

December 31, 2007	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Governments	$6,081	$–	$–	$–	$–	$–	$6,081
States, territories and possessions	210	34					244
Special revenue and assessments	13,408	–	–	–	–	–	13,408

All foreign governments	281	61	–	–	–	–	342

Public utilities	2,304	3,379	284	385	55	–	6,407
Banks, trust and insurance companies	7,647	2,626	464	340	69	–	11,146
Industrial and miscellaneous	18,347	14,102	2,408	3,038	1,315	4	39,214

Total	$48,278	$20,202	$3,156	$3,763	$1,439	$4	$76,842

During 2008, certain bonds were subject to downgrades by the NAIC. As of December 31, 2008, the Company held bonds classified as below investment grade which had been classified as investment grade with a statement value of $788 million at December 31, 2007. These bonds experienced declines in fair value of $349 million as a result of these rating downgrades, as well as the widening of general credit spreads.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Statement value and fair value of bonds by contractual maturity at December 31, 2008 are presented below. Estimated maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value

	(in millions)
Due in one year or less	$1,570	$1,550
Due after one year through five years	14,768	13,879
Due after five years through ten years	22,914	20,251
Due after ten years	17,380	17,732

	56,632	53,412
Mortgage-backed and structured securities	22,682	21,324

Total	$79,314	$74,736

The table below summarizes the composition of the Company’s investments in mortgage-backed and structured securities at December 31, 2008. The investment grade designation is based on an NAIC rating of “1” or “2” as of December 31, 2008. These ratings are subject to change based upon subsequent evaluations of credit quality by the NAIC Securities Valuation Office or other rating agencies. On a statement value basis, over 98% of the Company’s investments in these securities are rated as investment grade as of December 31, 2008, with a significant concentration within residential mortgage-backed securities issued by government agencies:

	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)		(in millions)
Residential mortgage backed:

Government agencies	$13,570	$14,046	$–	$–	$13,570	$14,046

Other prime	1,806	1,650	–	–	1,806	1,650

Other non-prime	643	535	198	117	841	652

Commercial mortgage backed	2,753	1,760	62	7	2,815	1,767

Other asset backed	3,230	3,059	11	12	3,241	3,071

Collateralized debt obligations:

CMBS CDO’s	220	64	31	4	251	68

Consumer debt CDO’s	46	38	–	–	46	38

Other CDO’s	67	24	45	8	112	32

Total structured securities	$22,335	$21,176	$347	$148	$22,682	$21,324

On a statement value basis, 93% of the mortgage-backed and structured securities included in Investment Grade were rated “AAA” as of December 31, 2008. Mortgage-backed securities issued by government agencies experienced favorable movements in fair value relative to statement value due to declining yields on securities backed by the U.S. government during 2008. Wider credit spreads on securities not backed by the U.S. government resulted in market value declines for all other mortgage-backed and structured securities, with commercial mortgage-backed securities experiencing the most significant declines.

Rating information as of December 31, 2008 for commercial mortgage-backed securities, by year of origination, is provided in the following table:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

	Rating
	Aaa	Aa	A	Baa	Ba and below	Total

	(in millions)
2007	$381	$253	$10	$57	$14	$715
2006	462	87	40	22	–	611
2005	330	36	35	96	33	530
2004	156	5	15	29	12	217
2003 & prior	397	177	74	91	3	742

Total	$1,726	$558	$174	$295	$62	$2,815

Common and Preferred Stocks

Common stocks are generally reported at fair value, which is based primarily on values published by the SVO and quoted market prices. When SVO-published values or quoted market prices are not used, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 11 regarding statement value of the Company’s investment in Frank Russell Company common stock. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated “1” (highest quality), “2” (high quality) or “3” (medium quality) by the SVO are reported at amortized cost. Preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO are reported at the lower of amortized cost or fair value. Fair value is based primarily upon values published by the SVO. In the absence of SVO-published values, fair value is based upon quoted market prices, if available. For preferred stocks without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. See Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

When necessary, valuation adjustments are made for preferred stocks with SVO quality ratings of “4”, “5” or “6” and for common and preferred stocks with a decline in fair value that management considers to be other-than-temporary. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized capital loss. Valuation adjustments for declines in value considered to be other-than-temporary are reported as realized capital losses.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans and are reported at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income using the interest method.

The maximum and minimum interest rates for mortgage loans originated during 2008 were 7.0% and 4.8%, respectively, while these rates during 2007 were 8.3% and 5.3%, respectively. The aggregate ratio of amounts loaned to the fair value of collateral for mortgage loans originated during each of 2008 and 2007 was 63%, with a maximum of 100% for any single loan during each of 2008 and 2007. As of December 31, 2008 and 2007, the aggregate weighted-average loan-to-value ratio for the mortgage loan portfolio was 66% and 58%, respectively. The increase in the loan-to-value ratio is primarily the result of declining fair values for the underlying collateral, based on current appraisals performed by the Company.

The following table provides information on the distribution of mortgage loan maturities as of December 31, 2008:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Statement Value
Due in one year or less	546
Due after one year through two years	1,797
Due after two years through five years	6,437
Due after five years through eight years	5,883
Due after eight years	7,014

21,677

Real Estate

Real estate investments are reported at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements, using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is based primarily on the present value of estimated future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for multi-family residential properties).

The table below summarizes the geographical diversification of the Company’s investments in real estate by property type as of December 31, 2008:

	East	Midwest	South	West	Total
	(in millions)
Apartment	$277	$40	$27	$294	$638
Office	72	402	136	26	636
Industrial	12	–	54	172	238
Land	–	–	16	–	16

Total	$361	$442	$233	$492	$1,528

The Company occupies property included in Midwest Office investments above, which have aggregate statement values of $245 million at December 31, 2008.

Leveraged Leases

Leveraged leases primarily represent investments in commercial aircraft or real estate properties that are leased to third parties and serve as collateral for non-recourse borrowings. Leveraged leases are reported at the present value of future minimum lease payments plus the estimated residual value of the leased asset and included in other investments in the consolidated statement of financial position. At December 31, 2008 and 2007, the statement value of leveraged leases was $331 million and $335 million, respectively.

Impairments

On a quarterly basis, the Company performs a review of bonds, common and preferred stocks, mortgage loans, real estate and other investments to identify those that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in fair value is other-than-temporary include: (1) the duration and extent to which fair value has been less than cost, (2) the financial condition and near-term financial prospects of the issuer and (3) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

For fixed maturity securities, emphasis is placed on evaluating the issuer’s ability to service all contractual interest and principal payments and the Company’s ability and intent to hold the security until the earlier of a recovery in value or until maturity. The Company’s intent and ability to hold a security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return of the portfolio.

For equity securities, greater weight and consideration is given to the duration and extent of a decline in market value and the likelihood such market value decline will recover. An investment in real estate is

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

considered to be impaired when the fair value of the property is lower than depreciated cost. Securities, real estate and other investments that are determined to have an other-than-temporary impairment are written down to fair value.

Mortgage loans determined to have an other-than-temporary impairment are written down to net realizable value based on appraisal of the collateral property. Realized capital losses recognized due to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2008, 2007 and 2006 were $960 million, $156 million and $74 million, respectively.

The following table provides additional detail for the valuation adjustments for the years ended December 31, 2008, 2007 and 2006:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Bonds, preferred and common stocks:

Financial industry	$(366)	$(26)	$(9)
Structured securities	(157)	(1)	(1)
Energy sector	(98)	(31)	–
Consumer discretionary	(82)	(3)	(12)
Health care	(41)	(14)	(6)
Industrials	(30)	(6)	(6)
Technology	(25)	(1)	(3)
Other	(53)	(2)	(1)

Subtotal	(852)	(84)	(38)

Other investments:
Real estate and RE Funds	(88)	(46)	–
Energy holdings	(10)	–	–
Security partnerships	(10)	(26)	(36)

Subtotal	(108)	(72)	(36)

Total	$(960)	$(156)	$(74)

The $852 million in security write downs during 2008 was comprised of $445 million of bonds, $231 million of common stocks, and $176 million of preferred stocks. The $157 million of structured securities write downs during 2008 was comprised of $63 million of consumer debt and other CDOs and $94 million of CMBS, including CMBS CDOs.

In addition to the realized losses discussed above, $77 million, $53 million and $6 million of other-than-temporary impairments were recognized in the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2008, 2007 and 2006, respectively. The decline in equity of these subsidiaries resulting from these valuation adjustments is included in changes in net unrealized capital gains (losses) in the consolidated statement of changes in surplus.

Investment Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2008, 2007 and 2006 were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

	For the year ended December 31, 2008			For the year ended December 31, 2007			For the year ended December 31, 2006
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)

	(in millions)			(in millions)			(in millions)
Bonds	$518	$(1,757)	$(1,239)	$465	$(327)	$138	$243	$(497)	$(254)

Common and preferred stocks	773	(1,342)	(569)	1,415	(246)	1,169	1,193	(241)	952

Mortgage loans	–	(2)	(2)	–	(10)	(10)	1	–	1

Real estate	82	(4)	78	65	–	65	18	–	18

Other investments	1,416	(1,205)	211	306	(568)	(262)	207	(357)	(150)

	$2,789	$(4,310)	(1,521)	$2,251	$1,151)	1,100	$1,662	$1,095)	567

Less: IMR gains (losses)			(705)			144			(261)
Less: Capital gains taxes (benefit)			(149)			337			418

Net realized capital gains (losses)			$(667)			$619			$410

Realized losses include the impact of the other-than-temporary impairments discussed previously. The realized gain and loss activity within Other Investments is primarily due to derivative transactions. See Note 4. The remaining realized gain and loss activity is the result of normal trading activity undertaken to execute the Company’s overall portfolio strategy including asset/liability duration management, sector exposure, total return and tax optimization. During 2008, $439 million of realized losses were attributable to the sale of bonds with significant declines in credit quality. Proceeds from the sale of bond investments totaled $34 billion, $56 billion and $44 billion for the years ended December 31, 2008, 2007 and 2006, respectively.

Changes in net unrealized capital gains and losses for the years ended December 31, 2008, 2007 and 2006 were as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Bonds	$(356)	$98	$58
Common and preferred stocks	(3,604)	(367)	466
Other investments	(831)	178	264

	(4,791)	(91)	788
Change in deferred taxes	1,308	79	(207)

Change in net unrealized capital gains (losses)	$(3,483)	$(12)	$581

The increase in net unrealized capital losses during 2008 was due primarily to declines in the fair value of common stocks and other investments that management considers to be temporary. Net unrealized capital losses included unrealized losses of ($460) million, ($386) million and ($312) million for the years ended December 31, 2008, 2007 and 2006, respectively, related to distributions to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries are reported as unrealized under the equity method of accounting until distributed to the Company, at which time net investment income is recognized and the previously unrealized gain is reversed.

Changes in net unrealized capital gains (losses) also included valuation adjustments for declines in fair value of investments held by unconsolidated non-insurance subsidiaries that were considered to be other-than-temporary.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

The amortized cost and fair value of bonds and common and preferred stocks for which fair value had temporarily declined and remained below cost as of December 31, 2008 and 2007 were as follows:

	December 31, 2008
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)
Bonds	$29,909	$26,205	$(3,704)	$16,589	$12,454	$(4,135)
Common and preferred stocks	3,326	2,391	(935)	1,048	610	(438)

Total	$33,235	$28,596	$(4,639)	$17,637	$13,064	$(4,573)

	December 31, 2007
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)
Bonds	$13,098	$12,466	$(632)	$17,873	$17,200	$(673)
Common and preferred stocks	1,895	1,609	(286)	160	127	(33)

Total	$14,993	$14,075	$(918)	$18,033	$17,327	$(706)

At December 31, 2008, the amount of bonds for which fair value had temporarily declined increased due primarily to a significant increase in market credit spreads from December 31, 2007. These bonds are current on interest and principal payments and are otherwise performing according to their contractual terms. Based on the review process described previously, management considers these declines in fair value, as well as declines in fair value of common and preferred stocks, to be temporary based on existing facts and circumstances. Changes in the fair value of common stocks are reflected in surplus through unrealized gains/losses as a result of being reported at fair value in the financial statements.

Sub-prime and other Below-prime Mortgage Risk

Sub-prime mortgages are residential loans to borrowers with weak credit profiles. Alt-A mortgages are residential loans to borrowers who have credit profiles above sub-prime but do not conform to traditional (“prime”) mortgage underwriting guidelines. The Company has invested in certain mortgage-backed and structured securities that include exposure to below-prime mortgage loans. These investments are included in bonds in the consolidated statement of financial position and reported at amortized cost, less any valuation adjustments. At December 31, 2008 and 2007, the statement value of sub-prime investments was $8 million and $22 million, respectively, and the statement value of Alt-A investments was $826 million and $783 million, respectively. At December 31, 2008 and 2007, the fair value of sub-prime investments was $2 million and $21 million, respectively, and the fair value of Alt-A investments was $648 million and $771 million, respectively. As of December 31, 2008, the Alt-A investments were comprised primarily of a portfolio of non-prime Alt-A floaters issued in 2006 and 2007 in the statement amount of $303 million, substantially all first pay securities, and a portfolio of non-prime fixed rate pass-through and CMO securities of earlier vintages in the statement amount of $496 million. The non-prime Alt-A floater and non-prime fixed-rate pass-through portfolios included $106 million and $333 million of AAA rated securities, respectively, at December 31, 2008.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

A summary of the Company’s Alt-A investments at December 31, 2008 by year of origination is reflected in the table below:

	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)		(in millions)
2007	$155	$125	$117	$76	$272	$201
2006	148	130	72	36	220	166
2005	65	59	–	–	65	59
2004	137	117	–	–	137	117
2003	65	53	–	–	65	53
2002 and prior	60	47	7	5	67	52

Total	$630	$531	$196	$117	$826	$648

Securities Lending

The Company has entered into securities lending agreements whereby certain general account investment securities are loaned to third parties, primarily major brokerage firms. At December 31, 2008 and 2007, the aggregate statement value of loaned securities was $2.5 billion and $3.2 billion, respectively, while the aggregate fair value of these loaned securities was $3.0 billion and $3.4 billion, respectively. The Company’s policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities to be held by the Company or a trustee.

At December 31, 2008 and 2007, securities lending collateral held by the Company of $2.9 billion and $3.0 billion, respectively, is reported in the consolidated statement of financial position at amortized cost and included in cash and temporary investments, with the offsetting collateral liability of $2.9 billion and $3.0 billion included in other liabilities. These collateral assets included $2.8 billion and $2.7 billion, respectively, of collateral positions with open terms (i.e., positions for which the borrower may return the loaned security and request return of the collateral at any time), $10 million and $0, respectively, for collateral positions with terms of less than 30 days, and $90 million and $320 million, respectively, for collateral positions with terms exceeding 90 days. Additionally, at December 31, 2008 and 2007, the total fair value of all collateral positions was $2.9 billion and $3.0 billion, respectively.

At December 31, 2008 and 2007, additional non-cash collateral of $219 million and $593 million, respectively, with fair values of $208 million and $590 million, respectively, was held on the Company’s behalf by a trustee and is not included in the consolidated statement of financial position.

The Company has also entered into securities lending arrangements for separate account investment securities, utilizing similar procedures and collateral requirements as those for general account loaned securities. At December 31, 2008 and 2007, the aggregate statement value of loaned securities held by the separate accounts was $67 million and $113 million, respectively.

4.	Derivative Financial Instruments

In the normal course of business, the Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivatives used in hedging transactions are designated as either “cash flow” hedges, which mitigate the risk of variability in future cash flows associated with the asset or liability being hedged, or “fair value” hedges, which mitigate the risk of changes in fair value of the asset or liability being hedged. Derivatives that qualify for hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives used as hedges that do not qualify for hedge accounting are reported at fair value.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

The Company also uses derivatives for the purpose of investment “replication.” A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

During 2008, the Company also used derivatives for income generation purposes. Derivatives used for income generation purposes are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The cash premium received by the Company at the inception of the contract is deferred for accounting purposes until maturity of the contract or its exercise by the counterparty (if the term of the derivative is less than one year) or amortized over the life of the contract (if the term of the derivative is greater than one year).

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, performing ongoing surveillance of counterparties' credit standing and adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support agreements that require the daily exchange of collateral assets if credit exposure exceeds certain limits.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

The Company held the following derivative positions at December 31, 2008 and 2007:

	December 31, 2008			December 31, 2007
Derivative Instrument	Notional Amount	Statement Value	Fair Value	Notional Amount	Statement Value	Fair Value

	(in millions)
Cash Flow Hedges:

Interest rate floors	$1,175	$17	$130	$1,250	$19	$38
Swaptions	1,742	53	21	1,458	45	39
Foreign currency swaps	863	9	101	787	–	(76)
Foreign currency covers	2	–	2	19	–	19
Interest rate swaps	52	–	17	102	–	12
Interest rate basis swaps	–	–	–	40	–	–
Commodity swaps	–	–	–	4	(1)	(1)

Fair Value Hedges:

Purchased credit default swaps	306	15	15	420	2	2
Foreign currency forwards	376	(8)	(8)	2,474	5	5
Foreign currency futures	1,299	–	–	–	–	–
Short fixed income futures	3,407	–	–	2,356	–	–
Short equity index futures	552	–	–	–	–	–
Purchased put options	–	–	–	–	–	–
Equity collars	11	1	1	11	–	–
Short total return swaps	265	(9)	(9)	283	(6)	(6)

Replications:

Fixed income	10	–	–	489	–	17
Long fixed income futures	3,867	–	–	1,783	–	–
Long equity index futures	–	–	–	204	–	–
Long total return swaps	322	2	2	–	–	–

Income Generation Transactions:

Written equity call options	–	–	–	–	–	–

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. The statement value of derivatives is included in other investments in the consolidated statement of financial position.

Fair value is the amount that the Company would expect to receive or pay in an arms-length settlement of the derivative contract as of the reporting date. The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using third-party or internal pricing models. For derivatives reported at fair value, changes in fair value on open derivative positions are reported as an unrealized capital gain or loss. Upon maturity or termination of the derivative contract, a realized capital gain or loss is recognized.

Following are descriptions of the types of derivative instruments used by the Company:

Cash Flow Hedges:

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. The Company’s use of interest rate floors qualifies for hedge accounting, with these instruments reported at amortized cost.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on predefined terms. The Company’s use of swaptions qualifies for hedge accounting, with these instruments reported at amortized cost.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies. Foreign currency swaps obligate the Company and a counterparty to exchange the currencies of two different countries at a specified exchange rate. The Company’s use of foreign currency swaps qualifies for hedge accounting. These instruments are reported at amortized cost, with the exception of changes in fair value due to fluctuations in market currency exchange rates. Foreign currency translation gain or loss is reported as an unrealized capital gain or loss until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Foreign currency covers are used to mitigate foreign exchange risk pending settlement of executed trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. The Company’s use of foreign currency covers qualifies for hedge accounting, with foreign currency translation gain or loss recorded as an adjustment to the cost basis of the hedged security.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. The Company’s use of interest rate swaps qualifies for hedge accounting, with these instruments reported at amortized cost.

Interest rate basis swaps are used to mitigate the basis risk for investments in variable interest rate preferred stocks. Interest rate basis swaps obligate the Company and a counterparty to exchange amounts based on the difference between the rates of return on two different reference indices applied to the notional amount of the contract. The Company’s use of interest rate basis swaps does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital gains and losses on these contracts were less than $1 million during each of 2008 and 2007.

Commodity swaps are used to mitigate market risk for the anticipated sale of future oil or natural gas production. Commodity swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable energy commodity price and a specified fixed energy commodity price applied to the notional amount of the contract. The Company’s use of commodity swaps does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital gains of $1 million and unrealized capital losses of $1 million were recognized during 2008 and 2007, respectively, on these contracts.

Fair Value Hedges:

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond. In some cases the Company’s use of credit default swaps qualifies for hedge accounting, while in other cases it does not. Credit default swaps that qualify for hedge accounting are reported at amortized cost. Swaps that do not qualify for hedge accounting are reported at fair value. Unrealized capital gains of $14 million and $3 million were recognized during 2008 and 2007, respectively, on contracts that did not qualify for hedge accounting.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

a specified amount of a foreign currency at a future date. The Company’s use of foreign currency forwards does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital losses of $13 million and unrealized capital gains of $23 million were recognized during 2008 and 2007, respectively, on these contracts.

Foreign currency futures are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency futures obligate the Company to exchange a specified amount of a foreign currency with a counterparty at a specified exchange rate at a future date. The Company’s use of foreign currency futures does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital losses of $73 million were recognized during 2008 on these contracts. The Company did not use these instruments prior to 2008.

Short fixed income futures are used to mitigate interest rate risk for investment in portfolios of fixed income securities. Short fixed income futures obligate the Company to sell to a counterparty a specified bond at a specified price at a future date. The Company’s use of short fixed income futures contracts does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital losses of $239 million and $17 million were recognized during 2008 and 2007, respectively, on these contracts.

Short equity index futures are used to mitigate market risk for investments in portfolios of common stock. Short equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract. The Company’s use of short equity index futures does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital losses of $17 million and unrealized capital gains of $2 million were recognized during 2008 and 2007, respectively, on these contracts.

Purchased put options are used to mitigate credit and market risk for investments in debt and equity securities issued by specific entities. Purchased put options provide the Company an option to put a specific security to a counterparty at a specified price at a future date. The Company’s use of purchased put options does not qualify for hedge accounting, with these instruments reported at fair value. No unrealized capital gains or losses were recognized during 2008 or 2007 on these contracts.

Equity collars are used to mitigate market risk for investments in specific common stocks or other equity securities. Equity collars consist of both a purchased put option and a written call option on a specific equity security owned by the Company. The Company’s use of equity collars does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital gains of $1 million and unrealized capital losses of $1 million were recognized during 2008 and 2007, respectively, on these contracts.

Short total return swaps are used to mitigate market risk for investment in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. The Company’s use of total return swaps does not qualify for hedge accounting, with these instruments reported at fair value. Unrealized capital losses of $9 million and $6 million were recognized during 2008 and 2007, respectively, on these contracts.

Replications:

Fixed income replications are used to replicate a bond investment through the use of written credit default swaps, interest rate swaps, credit default indices and cash market instruments. Single-name credit default swap (“CDS”) contracts replicate credit exposure to a specific entity and debt issue with terms to maturity of five to ten years. Upon the occurrence of a defined credit event, the Company would be required to purchase a notional amount of the referenced obligation from the counterparty at par value. The Company is not aware of any credit events on outstanding CDS contracts at December 31, 2008. The maximum amounts that the Company could potentially be required to pay on CDS contracts as of December 31, 2008 and 2007 was $10 million and $49 million, respectively. The fair value of CDS contracts outstanding as of December 31,

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

2008 and 2007 was less than $1 million and $1 million, respectively. Index credit default swap (“CDX”) contracts replicate general corporate credit exposure in either investment-grade or high-yield markets with terms to maturity of five to ten years. Upon the occurrence of a defined credit event, the Company would be required to pay to the counterparty an amount equal to the affected entity’s proportion to the overall index applied to the notional amount of the contract. The Company did not have any open positions in CDX contracts as of December 31, 2008 and 2007. Fixed income replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was $2 million and $3 million during 2008 and 2007, respectively. Realized capital losses of $39 million and $1 million were recognized during 2008 and 2007, respectively, upon termination of these contracts.

Long fixed income futures replications are used in conjunction with cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Long fixed income futures replications are reported at fair value, with changes in fair value reported as an unrealized capital gain or loss until the contracts mature or are terminated, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $3.5 billion and $1.4 billion during 2008 and 2007, respectively. Realized capital gains of $274 million and $56 million were recognized during 2008 and 2007, respectively, upon termination of these contracts.

Long equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Long equity index futures replications are reported at fair value, with changes in fair value reported as an unrealized capital gain or loss until the contracts mature or are terminated, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $248 million and $225 million during 2008 and 2007, respectively. Realized capital losses of $87 million and realized capital gains of $4 million were recognized during 2008 and 2007, respectively, upon termination of these contracts.

Long total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. The Company’s use of total return swaps does not qualify for hedge accounting, with these instruments reported at fair value. The average fair value of open contracts was ($10) million during 2008. Realized capital losses of $143 million were recognized during 2008 on these contracts. The Company did not use these instruments prior to 2008.

Income Generation Transactions:

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a predetermined price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as an unrealized capital gain or loss until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was ($1) million during 2008. Realized capital gains of $2 million were recognized during 2008 upon termination of these contracts. The Company did not use these instruments prior to 2008.

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2008 and 2007 are summarized below:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

	December 31,
	2008	2007
	(in millions)
Life insurance reserves	$105,453	$98,166
Annuity reserves and deposit liabilities	6,432	5,616
Disability and long-term care unpaid claims and claim reserves	3,744	3,612
Disability and long-term care active life reserves	2,325	2,179

Total reserves for policy benefits	$117,954	$109,573

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.5% to 5.5%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.0% to 4.5%. As of December 31, 2008, the Company had $1.1 trillion of total life insurance in-force, including $25 billion of life insurance in-force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method with valuation interest rates ranging from 3.5% to 6.25%. Other deferred annuity reserves are based on policy value. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.5% to 7.5%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations.

At December 31, 2008 and 2007, the withdrawal characteristics of the Company’s general account annuity reserves and deposit liabilities were as follows:

	December 31,
	2008	2007
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$801	$638
- at book value less surrender charge of 5% or more	208	125
- at book value without adjustment	3,583	3,247

Not subject to discretionary withdrawal	1,840	1,606

Total	$6,432	$5,616

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Company experience, with valuation interest rates ranging from 3.0% to 5.5%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based long-term care experience with valuation interest rates ranging from 4.0% to 4.5%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $3.7 billion and $3.6 billion at December 31, 2008 and 2007, respectively. The table below provides a summary of the changes in these reserves for the years ended December 31, 2008 and 2007.

	For the year ended December 31,
	2008	2007
	(in millions)
Balance at January 1	$3,612	$3,555

Incurred related to:
Current year	472	462
Prior years	112	31

Total incurred	584	493

Paid related to:
Current year	(18)	(17)
Prior years	(434)	(419)

Total paid	(452)	(436)

Balance at December 31	$3,744	$3,612

Changes in reserves for incurred claims related to prior years are generally the result of differences between actual and assumed claim experience.

Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.0% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.0% to 4.0%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March, 2002, reserves are based on a 4.0% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued March, 2002 and later, minimum reserves are based on valuation interest rates of 4.0% or 4.5% and total terminations based on either the 1983 Group Annuity Mortality table or the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 5.2% to 6.0% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as estimated above and the greater of the two is reported.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported as an asset in the consolidated statement of financial position.

Deferred and uncollected premiums at December 31, 2008 and 2007 were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

	December 31, 2008		December 31, 2007
	Gross	Net	Gross	Net
	(in millions)
Ordinary new business	$171	$72	$169	$80
Ordinary renewal	1,836	1,547	1,782	1,471

Total deferred and uncollected premiums	$2,007	$1,619	$1,951	$1,551

7.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2008 and 2007:

	December 31,
	2008	2007
	(in millions)
Subject to discretionary withdrawal	$11,047	$16,526
Not subject to discretionary withdrawal	2,160	2,977
Non-policy liabilities	180	201

Total separate account liabilities	$13,387	$19,704

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. General account reserves for policy benefits included $29 million and $6 million attributable to GMDB at December 31, 2008 and 2007, respectively.

Premiums and other considerations received from variable life and variable annuity policyowners were $1.4 billion and $1.7 billion during the years ended December 31, 2008 and 2007, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the separate accounts is reported as transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statement of operations for the years ended December 31, 2008, 2007 and 2006:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,619	$1,866	$1,719
Transfers from separate accounts	(1,721)	(1,382)	(1,227)

Net transfers to separate accounts	$(102)	$484	$492

8.	Employee and Representative Benefit Plans

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

The Company sponsors noncontributory defined benefit retirement plans (“plans”) for all eligible employees and financial representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of limits set by the Employee Retirement Income Security Act (“ERISA”) for qualified plans. The Company's funding policy for the tax qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $35 million and $41 million to the qualified employee retirement plan during the years ended December 31, 2008 and 2007, respectively, and expects to contribute $70 million in 2009.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, financial representatives and eligible dependents. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company.

Aggregate assets and projected benefit obligations of the defined benefit plans and postretirement benefit plans at December 31, 2008 and 2007, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2008	2007	2008	2007
	(in millions)
Fair value of plan assets at January 1	$2,741	$2,533	$89	$85
Changes in plan assets:
Actual return on plan assets	(728)	216	(24)	7
Company contributions	35	41	–	–
Actual plan benefits paid	(56)	(49)	(3)	(3)

Fair value of plan assets at December 31	$1,992	$2,741	$62	$89

Projected benefit obligation at January 1	$2,455	$2,310	$244	$211
Changes in benefit obligation:
Service cost of benefits earned	90	86	29	27
Interest cost on projected obligations	147	136	14	12
Projected gross plan benefits paid	(65)	(57)	(14)	(13)
Projected Medicare Part D reimbursement	–	–	2	2
Experience losses (gains)	(259)	(20)	(6)	5

Projected benefit obligation at December 31	$2,368	$2,455	$269	$244

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which invests primarily in public common stocks and a diversified mix of corporate, government and mortgage-backed debt securities. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

While significant exposure to public and private equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

The table below presents the fair value of the plans’ ratable share of the GASA by asset class at December 31, 2008 and 2007:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

	Defined Benefit Plans				Postretirement Benefit Plans
	2008	% of Total	2007	% of Total	2008	% of Total	2007	% of Total
	(in millions)
Bonds	$1,004	50%	$1,142	42%	$31	50%	$37	42%

Preferred stock	4	0%	9	0%	–	0%	–	0%

Public common stock	825	42%	1,477	54%	26	42%	48	54%

Private equities and other	159	8%	113	4%	5	8%	4	4%

Total assets	$1,992	100%	$2,741	100%	$62	100%	$89	100%

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future salary increases. This method is consistent with the going concern assumption and is prescribed for measurement of pension obligations. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries with no assumption of future salary increases. The aggregate ABO for the defined benefit plans was $2.0 billion at each of December 31, 2008 and 2007.

The PBO and ABO amounts above represent the estimated obligations for benefits to vested participants only, as required by the statutory basis of accounting. The additional obligations estimated for participants that have not yet vested in the defined pension plans and the postretirement plans at December 31, 2008 and 2007 are as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2008	2007	2008	2007
	(in millions)
PBO	$60	$56	$228	$224
ABO	35	33	–	–

The following table summarizes the assumptions used in estimating the projected benefit obligations and the net benefit cost at December 31, 2008, 2007 and 2006 and for the years then ended:

	Defined Benefit Plans			Postretirement Benefit Plans
	2008	2007	2006	2008	2007	2006
Projected benefit obligation:
Discount rate	6.25%	6.00%	6.00%	6.25%	6.00%	6.00%
Annual increase in compensation	3.75%	4.50%	4.50%	3.75%	4.50%	4.50%

Net periodic benefit cost:
Discount rate	6.00%	6.00%	5.75%	6.00%	6.00%	5.75%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Long-term rate of return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

The long-term rate of return on plan assets is estimated assuming an allocation of plan assets among asset classes consistent with December 31, 2008. Returns are estimated by asset class based on the current risk-free interest rate plus a risk premium. The risk premium is based on historical returns and other factors such as expected reinvestment returns and asset manager performance.

The PBO for postretirement benefits at December 31, 2008 assumed an annual increase in future retiree medical costs of 7.0%, grading down to 5% over five years and remaining level thereafter. At December 31,

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

2007 the comparable assumption was for an annual increase in future retiree medical costs of 7.5% grading down to 5% over six years and remaining level thereafter. A further increase in the assumed health care cost trend of 1% in each year would increase the accumulated postretirement benefit obligation at December 31, 2008 by $29 million and net periodic postretirement benefit expense for the year ended December 31, 2008 by $6 million. A decrease in the assumed health care cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2008 and net periodic postretirement benefit expense for the year ended December 31, 2008 by the same amounts.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2008 and 2007:

	Defined Benefit Plans		Postretirement Benefit Plans
	2008	2007	2008	2007
	(in millions)
Fair value of plan assets	$1,992	$2,741	$62	$89
Projected benefit obligation	2,368	2,455	269	244

Funded status	(376)	286	(207)	(155)

Unrecognized net experience losses	986	298	49	25
Unrecognized initial net asset	(544)	(544)	–	–
Additional minimum liability	(9)	(13)	–	–
Nonadmitted asset	(485)	(433)	–	–

Net pension liability	$(428)	$(406)	$(158)	$(130)

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in estimated benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans.

Unrecognized initial asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans as of January 1, 2001. The Company has elected not to record a direct credit to surplus for this excess, electing instead to amortize this unrecognized initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

An additional minimum liability is required if a plan’s ABO exceeds plan assets or accrued pension liabilities. This additional liability was $9 million, $13 million and $14 million at December 31, 2008, 2007 and 2006, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statement of financial position.

The components of net periodic benefit cost for the years ended December 31, 2008, 2007 and 2006 were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

	Defined Benefit Plans			Postretirement Benefit Plans
	2008	2007	2006	2008	2007	2006
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$90	$85	$79	$29	$27	$23
Interest cost on projected obligations	147	136	127	15	12	11
Amortization of experience gains and losses	4	4	20	–	1	1
Amortization of initial net asset	–	–	(13)	–	–	–
Expected return on plan assets	(218)	(202)	(180)	(7)	(7)	(5)

Net periodic benefit cost	$23	$23	$33	$37	$33	$30

The expected benefit payments by the defined benefit plans and the postretirement plans for the years 2009 through 2018 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2009	$77	$15
2010	86	17
2011	95	19
2012	105	22
2013	116	24
2014-2018	793	160

	$1,272	$257

The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for financial representatives. For the years ended December 31, 2008, 2007 and 2006 the Company expensed total contributions to these plans of $29 million, $28 million and $27 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002, but has maintained the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2008 and 2007 were reported net of ceded reserves of $1.6 billion and $1.5 billion, respectively.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2008, 2007 and 2006 were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Direct premium revenue	$14,356	$14,007	$12,890
Premiums ceded	(805)	(765)	(741)

Net premium revenue	$13,551	$13,242	$12,149

Direct benefit expense	$15,027	$14,518	$13,263
Benefits ceded	(567)	(586)	(488)

Net benefit expense	$14,460	$13,932	$12,775

In addition, the Company received $184 million, $182 million and $180 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2008, 2007 and 2006, respectively. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this risk by dealing only with reinsurers that meet its financial strength standards, while adhering to concentration limits that would limit losses in the event of one or more reinsurer failures. Most significant reinsurance treaties contain financial protection provisions should a reinsurer’s credit rating fall below a prescribed level. There were no reinsurance recoverables at December 31, 2008 and 2007 that were considered by management to be uncollectible.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
Northwestern International Holdings, Inc.	Bradford, Inc.
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NML – CBO, LLC
Northwestern Investment Management Company, LLC	JYD Assets, LLC
Northwestern Mutual Wealth Management Company	NM GP Holdings, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined under written tax-sharing agreements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

The major components of current income tax expense in the consolidated statement of operations were as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Tax payable on ordinary income	$97	$50	$66
Tax credits	(122)	(110)	(86)
Increase (decrease) in contingent tax liabilities	(279)	81	37

Total current tax expense (benefit)	$(304)	$21	$17

The Company’s taxable income can vary significantly from gain from operations before taxes reported in the consolidated statement of operations due to temporary and permanent differences in revenue recognition and expense deduction between tax and financial statement bases of reporting. The Company’s financial statement effective tax rates were 91%, 16% and 1% for the years ended December 31, 2008, 2007 and 2006, respectively.

The effective tax rate is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, changes in non-admitted deferred tax assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and adjustments to estimated current tax liabilities upon subsequent filing of tax returns.

The Company made payments to the IRS for federal income taxes of $72 million, $252 million and $412 million during the years ended December 31, 2008, 2007 and 2006, respectively. Income taxes paid in 2008 and prior years of $1.6 billion are available at December 31, 2008 for refund claims in the event of future tax losses.

Federal income tax returns for 2005 and prior years are closed as to further assessment of tax. Income taxes recoverable or payable in the consolidated statement of financial position represents taxes recoverable or payable at the respective reporting date, adjusted for an estimate of additional taxes that may become due with respect to tax years that remained open to examination by the IRS at the respective reporting date (“contingent tax liabilities”).

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Changes in the amount of contingent tax liabilities for the year ended December 31, 2008 were as follows (in millions):

Balance at January 1, 2008	$664
Additions based on tax positions related to the current year	–
Additions for tax positions of prior years	–
Reductions for tax positions of prior years	(279)

Balance at December 31, 2008	$385

Included in the balance at December 31, 2008 are $350 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods.

The Company recognizes interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2008, 2007 and 2006, the Company recognized $(38) million, $34 million and $(7) million, respectively, in interest-related expense (benefit). The Company had $35 million and $73 million accrued for the payment of interest at December 31, 2008 and 2007, respectively.

The Company accounts for deferred tax assets and liabilities, which represent the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2008 and 2007 were as follows:

	December 31,
	2008	2007	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$925	$885	$40
Investments	440	40	400
Policy benefit liabilities	1,645	1,893	(248)
Benefit plan obligations	444	434	10
Guaranty fund assessments	11	11	–
Nonadmitted assets	75	65	10
Other	111	157	(46)

Gross deferred tax assets	3,651	3,485	166

Nonadmitted deferred tax assets	(74)	–	(74)
Admitted deferred tax assets	3,577	3,485	92

Deferred tax liabilities:
Premiums and other receivables	591	572	19
Investments	284	1,450	(1,166)
Other	6	2	4

Gross deferred tax liabilities	881	2,024	(1,143)

Net admitted deferred tax assets	$2,696	$1,461	$1,235

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Company surplus. This limit is based on a formula that takes into consideration available loss carryback and carryforward capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. Beginning in 2008, the Company adopted a permitted practice relating to the valuation of its net deferred tax assets. This permitted practice, which is effective through September 30, 2009, differs from the NAIC Accounting Practices and Procedures Manual in that it extends the reversal period for carryforward of temporary differences in Statement of Statutory Accounting Principles No. 10, Accounting for Income Taxes (“SSAP 10”), from one year to three years and increases the level of surplus limitation from 10% to 15%.

At December 31, 2008, the Company’s gross deferred tax assets exceeded this permitted practice limit by $74 million. If the Company had not received permission for this alternative accounting treatment, the Company’s gross deferred tax assets would have exceeded the SSAP 10 limit by $844 million, thereby reducing surplus in the consolidated statement of financial position by $770 million at December 31, 2008 compared to the result under the permitted practice. At December 31, 2007, the Company’s gross deferred tax assets were less than the SSAP 10 limit by $445 million.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are included in changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

11.	Frank Russell Company

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell, a global leader in multi-manager investment services, provides investment products and services in over 40 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon its financial performance during the five year period ended December 31, 2003.

At the time of acquisition, the Company received permission from the OCI for a permitted practice regarding the valuation of its equity investment in Russell, whereby all GAAP acquisition goodwill, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, was charged off from the statutory cost basis of the acquisition as a direct reduction of Company surplus. At December 31, 2007, the Company had made cumulative direct reductions of surplus for goodwill associated with the Russell acquisition of $981 million which exceeded the Company’s equity method accounting basis in Russell. As a result, the Company’s investment in Russell was reported at a negative $464 million, which was included as a reduction of the Company’s investment in common stocks in the consolidated statement of financial position at December 31, 2007. During 2008, the Company received permission from the OCI to amend the original permitted practice to be in accordance with Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), using the statutory equity method based on Russell’s audited GAAP book equity, exclusive of any adjustment for Russell’s GAAP goodwill as would otherwise be required by SSAP 97. This new permitted practice was adopted as a change in accounting principle effective January 1, 2008 and resulted in an $829 million direct increase to surplus. At December 31, 2008, the Company’s investment in Russell common stock was reported at $67 million, compared with a fair value of approximately $1 billion at that date.

If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statement of financial position would have been lower by $730 million and higher by $130 million at December 31, 2008 and December 31, 2007, respectively, and net income as reported in the consolidated statement of operations would have been lower by $63 million for each of the years then ended.

During 2007, the Company received common stock dividends from Russell in the amount of $56 million, which are included in net investment income in the consolidated statement of operations. No dividends were received from Russell during 2008.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

In July 2008, a subsidiary of the Company sold common stock representing a 5% ownership interest in Russell to a third party, resulting in an immaterial after-tax gain that is reported as an unrealized capital gain pending distribution of the net proceeds to the Company by the subsidiary.

In conjunction with the financing of the Russell acquisition in 1999, the Company guaranteed the repayment of $350 million of senior notes issued to third parties by Russell. During December 2008, the Company purchased, at par, perpetual senior preferred stock issued by Russell in the amount of $350 million. These securities are callable under certain conditions and will pay preferred dividends at a rate of 8.0%, payable semi-annually. Russell used the proceeds of the senior preferred stock issuance to retire the senior notes upon their maturity on January 15, 2009.

During 2008, Russell entered into capital support agreements with money market funds it sponsors in order to assure the realizable value of $764 million of Lehman Brothers Holdings Inc. securities held by the funds. The Company guaranteed Russell’s obligations under those agreements. The Company subsequently entered into a loan agreement with Russell under which Russell could borrow up to $764 million to purchase the Lehman securities or to otherwise meet its obligations to the funds under the capital support agreements. The loan bears interest at prime plus 2% and has a term of three years. At December 31, 2008, there was no outstanding balance under this loan agreement. On January 12, 2009, the loan agreement was terminated, and the Company entered into an agreement to purchase, at par, up to $764 million of perpetual junior preferred stock and warrants issued by Russell. The junior preferred stock is callable under certain conditions and will pay preferred dividends at a rate of 10.0%, payable semi-annually. The purchase of the first issuance of junior preferred stock and warrants, which occurred on January 12, 2009, was $82 million. It is expected that additional junior preferred stock and warrants will be issued and purchased during 2009, with the proceeds used by Russell to fulfill its remaining obligations to its sponsored funds under the capital support agreements.

During 2008, the Company purchased $654 million of short-term notes issued by third parties from money market funds sponsored by Russell. These notes were purchased at amortized cost, which approximated fair value, and had varying interest rates and maturity dates. At December 31, 2008, the Company held $342 million of these notes, which are reported at amortized cost and included in cash and temporary investments in the consolidated statement of financial position.

The Company also invests in other notes issued by Russell, which bear interest at rates from 6.1% to 7.0% and mature in 2014. At each of December 31, 2008 and 2007, the Company held $180 million of other notes issued by Russell, which are reported at amortized cost and included in bonds in the consolidated statement of financial position.

The Company has guaranteed the repayment of up to $250 million of bank borrowings by Russell under a revolving line of credit that expires on April 30, 2009. Russell’s borrowings under this facility were $222 million and $26 million at December 31, 2008 and 2007, respectively.

12.	Contingencies and Guarantees

In the normal course of business, the Company has guaranteed certain obligations of other affiliates and made guarantees of operating leases or future minimum compensation payments on behalf of its financial representatives. The terms of these guarantees range from 5 years to 19 years at December 31, 2008. If these affiliates or financial representatives are not able to meet their obligations, the Company would be required to make payments to fulfill its guarantees. The maximum aggregate exposure under these guarantees was $469 million at December 31, 2008. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $3.0 billion at December 31, 2008 and were extended at market interest rates and terms.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

The Company is engaged in various legal actions in the course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonable to estimate, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2008 and 2007.

Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses having a material effect on the Company’s financial position at December 31, 2008.

13.	Related Party Transactions

During each of 2008 and 2007, the Company transferred certain investments from its general account to unconsolidated subsidiaries as a capital contribution. The aggregate statement value and fair value of investments transferred during 2008 was $102 million and $449 million, respectively. The aggregate statement value and fair value of investments transferred during 2007 were each $45 million. These capital contributions were accounted for at statement value, and no capital gain or loss was reported by the Company or its subsidiaries as a result of these transfers.

During 2007, the Company invested $300 million of seed money in 15 new variable annuity mutual funds managed by a subsidiary. At December 31, 2008 and 2007, these investments had a fair value of $250 million and $321 million, respectively, and are included in common stocks in the consolidated statement of financial position.

During March 2006, the Company completed a reorganization transaction whereby the Mason Street Funds, a family of mutual funds sponsored and managed by a subsidiary of the Company, were combined with new or existing mutual funds sponsored by two unaffiliated third parties (“successor funds”). Prior to the reorganization transaction, the Company and its subsidiaries redeemed $289 million and $21 million, respectively, of mutual fund investments from the Mason Street Funds at fair value, with aggregate realized and unrealized capital gains of $68 million reported by the Company during 2006 from these redemptions. Under the terms of the reorganization transaction, the remaining Mason Street Fund shares owned by the Company and its subsidiaries, with an aggregate fair value of $970 million, were exchanged for mutual fund shares in the successor funds of equal fair value. In connection with the reorganization, the Company and its subsidiaries agreed not to redeem their investment in the successor funds for a period of up to three years after the reorganization transaction. During 2008 the Company and its subsidiaries redeemed $258 million and $40 million, respectively, of mutual fund shares in the successor funds with net realized capital gains of $27 million and unrealized capital losses of $14 million reported by the Company on these redemptions. The Company held shares in the successor funds with aggregate fair values of $376 million and $830 million at December 31, 2008 and 2007, respectively, which are included in common stocks in the consolidated statement of financial position. At December 31, 2008 and 2007, the Company’s unconsolidated subsidiaries held additional shares in the successor funds with aggregate fair values of $162 million and $288 million, respectively. The Company has been notified that in February, 2009 several of the successor funds held by the Company and an unconsolidated subsidiary are scheduled to be liquidated. The Company and an unconsolidated subsidiary expect to receive distributions from these funds of approximately $198 million and $41 million, respectively, with realized capital losses of approximately $53 million and unrealized capital losses of approximately $22 million to be reported by the Company in 2009 on these distributions.

14.	Fair Value of Financial Instruments

The fair value of an asset or liability is the amount at which the asset or liability could be purchased or sold in a current transaction between willing parties, other than in a forced sale or liquidation situation.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

The fair value of investment assets and certain policy liabilities at December 31, 2008 and 2007 were as follows:

	December 31, 2008		December 31, 2007
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Assets:
Bonds	$79,314	$74,736	$76,842	$77,650
Mortgage loans	21,677	18,620	20,833	21,160
Policy loans	12,884	12,884	11,797	11,797
Common and preferred stocks	5,744	6,646	9,525	13,626
Real estate	1,528	2,402	1,499	2,653
Other investments	9,185	10,624	8,749	10,838
Cash and temporary investments	4,807	4,807	2,547	2,547

Liabilities:
Investment-type insurance reserves	$4,563	$4,226	$4,336	$4,121

The statutory basis of accounting generally requires that fair value disclosures for bonds and certain preferred stocks, as well as statement value for common stocks and certain preferred stocks, be based on values published by the SVO, when available. The Company understands that SVO values are based on quoted market prices, when available, or SVO-developed pricing models.

The fair value of bonds is generally based on values published by the SVO or quoted market prices of identical or similar securities when no SVO value is available. For bonds without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The fair value of common and preferred stocks and other equity securities is generally based on values published by the SVO and quoted market prices. When SVO-published values or quoted market prices are not used, fair value is estimated using independent pricing services or internally developed pricing models. The fair value of the Company’s investment in Russell common stock is determined using a multiple, reflective of comparable public companies, of Russell’s earnings before interest, taxes, depreciation and amortization. See Note 11 regarding the statement value of the Company’s investment in Russell common stock. The fair value of mortgage loans is based on estimated future cash flows discounted using market interest rates for debt with comparable credit risk and maturities. The fair value of real estate is based on estimated future cash flows discounted using market interest or capitalization rates. The fair value of policy loans is based on unpaid principal balance, which approximates fair value. Other investments include: real estate joint ventures, for which fair value is based on estimated future cash flows discounted using market interest rates; other joint ventures and partnerships, for which statement value approximates fair value; investments in low income housing tax credits, for which fair value is based on estimated future tax benefits discounted using market interest rates, and derivatives, for which fair value is based on quoted market prices, where available, or third party and internally developed pricing models.

Investment-type insurance reserves only include individual fixed annuity policies, supplementary contracts without life contingencies and amounts left on deposit with the Company. The fair value of investment-type insurance reserves is based on estimated future cash flows discounted at market interest rates for similar instruments with comparable maturities.

The statutory basis of accounting requires that certain bonds and preferred stocks, most common stocks, certain derivative instruments and most separate account assets be reported at fair value. Estimates of fair value can be categorized into three levels based on the nature of the inputs to the valuation estimates:

Level 1 – Fair value is based on quoted prices for identical assets or liabilities in active markets that are accessible to the Company.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2008, 2007 and 2006

Level 2 – Fair value is based on quoted prices for similar assets in active markets or quoted prices for identical or similar assets in non-active markets.

Level 3 – Fair value is estimated by the Company using one or more significant unobservable inputs.

The table below presents the common stocks and separate account assets reported at fair value in the consolidated statement of financial position, in aggregate, as of December 31, 2008. The statement value of bonds rated “6” by the NAIC and preferred stocks rated “4”, “5” and “6” by the NAIC, which are reported at the lower of amortized cost or fair value, and the statement value of derivatives reported at fair value as of December 31, 2008 are considered immaterial for the purpose of this disclosure and are thereby not included below.

Common stocks reported at fair value exclude investments in unconsolidated subsidiaries, as they are reported using the equity method. Separate account assets reported at fair value exclude short-term investments and real estate joint ventures, as they are reported at amortized cost and using the equity method, respectively.

	December 31, 2008
	Level 1	Level 2	Level 3	Total
	(in millions)
Common stocks	$3,951	$–	$1,064	$5,015
Separate accounts	12,206	703	19	12,928

The following table summarizes the changes in fair value of assets utilizing Level 3 inputs for the year ended December 31, 2008.

	For the year ended December 31, 2008
	Common Stocks	Separate Accounts
	(in millions)
Fair value, beginning of period	$1,361	$24
Realized investment gains/(losses)	(35)	(1)
Unrealized gains/(losses)	(310)	(2)
Purchases, sales, settlements	48	(2)

Fair value, end of period	$1,064	$19

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP 100 E. Wisconsin Ave., Suite 1800 Milwaukee, WI 53202 Telephone (414) 212 1600 Facsimile (414) 212 1880

Report of Independent Auditors

To the Board of Trustees and Policyowners of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statements of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”) as of December 31, 2008 and 2007, and the related consolidated statutory statements of operations, of changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 and 2007 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1, which includes permitted departures from codified statutory accounting as disclosed in Notes 10 and 11.

/s/ PRICEWATERHOUSECOOPERS LLP

February 25, 2009

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(b)(1)(b)

Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”

Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(e)(1)

Form of Variable Annuity front-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994

Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(e)(2)

Form of Variable Annuity back-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994

Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(e)(3)

Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994

Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(f)

Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240

Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)

Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company

Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)

Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.

Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)(2)

Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III

Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Form of Participation Agreement	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Filed herewith.
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista Esq. dated April 21 2009	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 21 2009	Filed herewith.

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2009

Name	Business Address
Facundo L. Bacardi	Apache Capital 2665 South Bayshore Drive Suite 601 Coconut Grove, FL 33133

Robert C. Buchanan	Fox Valley Corporation P.O. Box 727 Appleton, WI (54912-0727)

George A. Dickerman	Spalding Sports Worldwide 68 Normandy Road Longmeadow, MA 01106-1259

David J. Drury	Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	ARZU 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Reinhart Boener Van Deuren, SC 1000 North Water Street Suite 2100 Milwaukee, WI 53202

James P. Hackett	Steelcase, Inc. 901 – 44th Street Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc. 1437 South Boulder Tulsa, OK 74119

Dale E. Jones	Leadership Development Revolution LLC 1717 Rhode Island Avenue, NW 7th Floor Washington, DC 20036

Stephen F. Keller	101 South Las Palmas Avenue Los Angeles, CA 90004

Margery Kraus	APCO Worldwide 700 12th Street, NW, Suite 800 Washington, DC 20005

David J. Lubar	Lubar & Co. 700 N. Water Street

Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	Addison-Clifton, L.L.C. 13555 Bishops Court Suite 245 Brookfield, WI 53005

Gary A. Poliner	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

John E. Schlifske	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation 201 East Seven Hills Road P.O. Box 998 Port Washington, WI 53074-0998

S. Scott Voynich	Robinson, Grimes & Company, PC 5637 Whitesville Road Columbus, GA 31904

Barry L. Williams	Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Kathryn D. Wriston	115 E. 69th Street, 4th Floor New York, NY 10021

Edward J. Zore	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2009

Name	Title
Edward J. Zore	Chief Executive Officer
John E. Schlifske	President
Mark G. Doll	Executive Vice President and Chief Investment Officer
Gregory C. Oberland	Executive Vice President (Insurance and Technology)

Gary A. Poliner	Executive Vice President (Investment Products and Services)
Marcia Rimai	Executive Vice President (Chief Administration Officer)
David D. Clark	Senior Vice President (Real Estate)
Jefferson V. DeAngelis	Senior Vice President (Public Markets)
Christina H. Fiasca	Senior Vice President (Agency Services)
William C. Koenig	Senior Vice President (Government Relations Actuary)
Jeffrey J. Lueken	Senior Vice President (Securities)
Jean M. Maier	Senior Vice President (Enterprise Operations) and Chief Compliance Officer
Meridee J. Maynard	Senior Vice President (Product Distribution)
Todd M. Schoon	Senior Vice President (Agencies)
Michael G. Carter	Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Compliance/Best Practices)
Gloster B. Current	Vice President (Corporate Affairs) and Assistant to the President
Timothy J. Gerend	Vice President (Field Compensation and Planning)
Kimberley Goode	Vice President (Communications)
Karl G. Gouverneur	Vice President (Information Systems)
John M. Grogan	Vice President (Wealth Management)
Thomas G. Guay	Vice President (New Business)
Gary M. Hewitt	Vice President & Treasurer (Treasury & Investment Operations)
J. Chris Kelly	Vice President and Controller
John L. Kordsmeier	Vice President (Enterprise Solutions)
Susan A. Lueger	Vice President (Human Resources)
Kathleen A. Oman	Vice President (Policyowner Services)
David R. Remstad	Vice President & Chief Actuary
Bethany Rodenhuis	Vice President (Corporate Planning)
Calvin R. Schmidt	Vice President (Investment Product Operations)
David W. Simbro	Vice President (Disability Income)
Paul J. Steffen	Vice President (Agencies)
Donald G. Tyler	Vice President (IPS Products and Sales)
Martha M. Valerio	Vice President (Information Systems)
Conrad C. York	Vice President (Marketing)
Michael L. Youngman	Vice President (Government Relations)
Timothy G. Schaefer	Chief Information Officer
Raymond J. Manista	General Counsel and Secretary

OTHER OFFICERS – As of February 1, 2009

Donald C. Kiefer	VP Actuary
Kenneth M. Latus	Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP Corporate Actuary
Ted A. Matchulat	Director Product Compliance
Jon K. Magalska	Senior Actuary
Arthur V. Panighetti	VP Actuary
P. Andrew Ware	VP Actuary

Mark S. Bishop	Regional VP Field Supv
Jennifer L. Brase	Regional VP Field Supv
Somayajulu Durvasula	VP Agency Dev
Michael S. Ertz	VP Field Administration
Mark J. Gmach	Regional VP Field Supv
Werner Loots	Regional VP Field Supv
Steven C. Mannebach	VP Agency Dev
Daniel J. O’Meara	Regional VP Field Supv
Charles J. Pendley	VP Agency Dev

Sandra L. Botcher	VP Audit

Robert J. Johnson	Director Compliance Oversight and Review
James M. Makowski	Asst. Director Marketing Materials Compliance
Timothy Nelson	Director Market Conduct

Jason T. Anderson	Assistant Director Tax
Gwen C. Canady	Director Corporate Reporting
Barbara E. Courtney	Director Mutual Fund Accounting
Walter M. Givler	VP Accounting Policy
David K. Nunley	VP-Tax
Stephen R. Stone	Director Investment Accounting

John M. Abbott	Director-Field Investigations
Carl E. Amick	VP-Risk Management Operations
Maryann Bialo	Asst. Director DI Benefits
Pamela C. Bzdawka	Assistant Director-SIU
Janice L. Chase	Asst. Director-Large Case
Stephen J. Frankl	Director-Sales Strategy and Support
Sharon A. Hyde	Asst. Director DI Benefits
Cynthia Lubbert	Asst. Director-DI Underwriting
Steven J. Stribling	Director DI Benefits
Cheryl L. Svehlek	Director-Administration

Laila V. Hick	Director of Field Supervision
Karla D. Hill	Asst. Director of Distribution Operations
Joanne M. Migliaccio	Director of Distribution Operations
Daniel A. Riedl	VP Distribution Policies and Operations

Christen L. Partleton	VP Facility Operations

Robyn S. Cornelius	Director Dist Planning
David J. Dorshorst	Director of Field Comp
Allen M. Kluz	Director of Field Benefits
Troy W. McMahan	Director of FCP Systems
Jay J. Miller	VP Advanced Planning
Richard P. Snyder	Director Distribution Planning
William H. Taylor	Director of Financial Security Planning

Pency P. Byhardt	VP-Field Development
Sharen L. King	Director-Field Development Systems

Douglas P. Bates	VP Federal Relations
Steven M. Radke	VP Leg & Reg Relations

Blaise C. Beaulier	VP Information Systems
Robert J. Kowalsky	VP Information Systems

David A. Eurich	Director – IPS Training, Marketing & Communications
Martha M. Kendler	Director – IPS Annuity Products
Arleen J. Llewellyn	Director – Business Integration
Mac McAuliffe	National Sales Director – IPS - Sales
Michael J. Mihm	Director – IPS Business Development
Ronald C. Nelson	Director – IPS Research & Product Support
Jeffrey J. Niehaus	Director – IPS Business Retirement Markets
David G. Stoeffel	VP IPS Investment Product Lines
Kellen A. Thiel	Director – IPS Advisory Products

Brian D. Wilson	Director – IPS Marketing & Sales
Robert J. Wright	Director – IPS Strategic Partnerships Product Support
Meg E. Jansky	Director-Annuity Operations
Lisa A. Myklebust	Director-Business Systems Team
Mark J. Backe	Asst. General Counsel & Asst. Secretary
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary
Melissa J. Bleidorn	Asst. General Counsel & Asst. Secretary
Anne T. Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
M. Christine Cowles	Asst. General Counsel & Asst. Secretary
Domingo G. Cruz	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Marcia E. Facey	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Matthew E. Gabrys	Asst. General Counsel & Asst. Secretary
John K. Garofani	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Elizabeth S. Idleman	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Abimbola O. Kolawole	Asst. General Counsel & Asst. Secretary
Carol L. Kracht	VP, Deputy General Counsel & Investment Counsel
Elizabeth J. Lentini	Asst. General Counsel & Asst. Secretary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Stephanie Lyons	Asst. General Counsel & Asst. Secretary
Dean E. Mabie	Asst. General Counsel & Asst. Secretary
Steve Martinie	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Timothy A. Otto	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	VP & Ins & Distr Counsel
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary

Kathleen H. Schluter	VP & Tax Counsel
Rodd Schneider	VP & Litigation Counsel
Sarah E. Schott	Asst. General Counsel & Asst. Secretary
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
David Silber	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
Karen J. Stevens	Asst. General Counsel & Asst. Secretary
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Rachel L. Taknint	VP, Dept. Planning & Ops & Assoc. General Counsel
John M. Thompson	Asst. General Counsel & Asst. Secretary
Douglas D. Timmer	Asst. General Counsel & Asst. Secretary
Andrew T. Vedder	Asst. General Counsel & Asst. Secretary
Warren, John W.	Asst. General Counsel & Asst. Secretary
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary

Jason R. Handal	Director-Speciality Markets
Todd L. Laszewski	Director Life Product Development
Jeffrey S. Marks	Director Special Projects
Jane Ann Schiltz	VP Business Markets

Gregory A. Gurlik	Director Long Term Care Product Development
Terese J. Capizzi	Director Long Term Care Administration
John K. Wilson	Director Long Term Care Sales Support
Mollie A. Kenny	Regulatory Consultant

Carrie L. Bleck	Director Policyowner Services
Sherri L. Schickert	Director Policyowner Services
Sandra K. Scott-Tyus	Director Policyowner Services
Diane P. Smith	Asst. Director Policyowner Services
Natalie J. Versnik	Director Policyowner Services

Donna L. Lemanczyk	Asst. Secretary
Warren L. Smith	Asst. Secretary

Karla J. Adams	Director Investment Risk Management
James A. Brewer	Director Investment Planning
Donald Forecki	Director Investment Operations, Asst. Secretary
Karen A. Molloy	Director Banking & Cash Management, Asst. Treasurer
Patricia A. Zimmermann	Director Investment Technology & Development, Asst. Secretary

Shanklin B. Cannon	Medical Director
Kurt P. Carbon	Director Life Lay Standards
Wayne F. Heidenreich	Medical Director
Paul W. Skalecki	VP Underwriting Standards

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2009 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE[1] (as of April 7, 2009)

Name of Subsidiary	Jurisdiction of Incorporation
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau, Inc. – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Cortona Holdings, LLC	Delaware
Foxkirk, LLC – 100% ownership	Delaware
Frank Russell Company – 92.86% ownership	Washington
Frank Russell Investment Management Company – 92.75% ownership	Washington
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
Hollenberg 1, Inc – 100% ownership	Delaware
Hollenberg 2, Inc – 100% ownership	Delaware
Hollenberg 3, Inc – 100% ownership	Delaware
Hollenberg 4, Inc – 100% ownership	Delaware
Jerusalem Avenue Property, LLC – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
JYD Assets, LLC – 100% ownership	Delaware
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mitchell, Inc. – 100% ownership	Delaware
Model Portfolios, LLC – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM-Exchange, LLC – 100% ownership	Delaware
NM-Exchange Three, LLC – 100% ownership	Delaware
NM F/X, LLC – 100% ownership	Delaware

NM GP Holdings, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Lion, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NM RE Funds, LLC – 100% ownership	Delaware
NM Regal, LLC – 100% ownership	Delaware
NML-CBO, LLC – 100% ownership	Delaware
NML Clubs Associated, Inc. – 100% ownership	Wisconsin
NML Development Corporation – 100% ownership	Delaware
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NMRM Holding, LLC – 100% ownership	Delaware
NW Pipeline, Inc. – 100% ownership	Texas
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Capital GP, LLC – 100% ownership	Delaware
Northwestern Mutual Capital GP II, LLC – 100% ownership	Delaware
Northwestern Mutual Capital Limited – 100% ownership	United Kindom
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[2] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Olive, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Russell Investment Funds – 92.75% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Solar Resources, Inc. – 100% ownership	Wisconsin
Stadium and Arena Management, Inc. – 100%ownership	Delaware
Strategic Employee Benefit Services of New Mexico, Inc. – 100% ownership	New Mexico
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2006, they did not constitute a significant subsidiary as defined by Regulation S-X. Except for certain Real Estate Partnerships/LLCs/Equity Interests, includes general account NM investments where NM’s ownership interest is greater than 50%. Excluded is the entire corporate structure under Frank Russell Company.

(2)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

      As of March 31, 2009, 254,559 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 213,053 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 41,506 such contracts were not so issued.

Item 28. Indemnification

      (a)        That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

      (b)        Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B.  Indemnification by Company.  The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C.  Indemnification by NMIS.  NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D.  Indemnification Generally.  Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

      (a)        NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

      (b)        As of April 1, 2009, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Christine Bordner	Assistant Director, Market Conduct
Jennifer L. Brase	Regional Vice President, Field Supervision
Pency Byhardt	Vice President, Field Development
Michael G. Carter	Director
Eric P. Christophersen	Vice President, Compliance/Best Practices
David J. Dorshorst	Director, Compensation Services
Michael S. Ertz	Vice President, Agency Administration
Christina H. Fiasca	Senior Vice President, Field Compensation, Training & Development
Brady J. Flugaur	Manager, Advisory Operations and Oversight
Anne A. Frigo	Director, Insurance and Investment Management
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Field Compensation & Planning
Mark J. Gmach	Regional Vice President, Field Supervision
David A. Granger	Assistant Director, Human Resources
Mark A. Gregory	Assistant Director, Insurance and Investment Management
Thomas C. Guay	Vice President, Variable Underwriting & Issue
Rhonda K. Haight	Assistant Director, IPS Platforms
David P. Harley	Assistant Director, Retail Investment Operations
Laila V. Hick	Director, Field Supervision Standards
Karla D. Hill	Assistant Director, Contract, License and Registration Operations
Patricia J. Hillman	Director, Annuity Customer Services
Diane B. Horn	Director, NMIS Compliance; Anti-Money Laundering Compliance Officer
Meg E. Jansky	Director, Annuity Operations
Robert J. Johnson	Director, Compliance/Best Practices
Todd M. Jones	Treasurer, Financial and Operations Principal
Martha M. Kendler	Director, Annuity Products
Sharen L. King	Director, Field Training & Development
Mary J. Lange	Field Education Consultant
Dwight Larkin	Assistant Director- Retail Investment Services & ROSFP, Municipal Securities Principal, MSRB Contact
Arleen J. Llewellyn	Director, IPS Business Integration
Werner Loots	Regional Vice President, Field Supervision
Jean M. Maier	Director; Senior Vice President, Insurance Operations
James M. Makowski	Assistant Director, Marketing Materials Compliance
Steven C. Mannebach	Vice President, Recruiting & Leadership Development
Jeffrey S. Marks	Director, Sales Development
Meridee J. Maynard	Senior Vice President, Product Distribution
Mac McAuliffe	National Sales Director
Allan J. McDonell	Assistant Director, Annuity Operations and Municipal Securities Principal
Mark E. McNulty	Assistant Director, Compliance Assurance
Joanne M. Migliaccio	Director, Contract, License and Registration

Michael J. Mihm	Director, Business Development
Jay W. Miller	Vice President, Advanced Financial Security Planning
Benjamin N. Moen	Regional Vice President, Sales
Jennifer W. Murphy	Secretary
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Kathleen A. Oman	Vice President, Variable Life Servicing
Michael J. Patkunas	Regional Vice President, Sales
John J. Piazza	Regional Vice President, Sales
Nora M. Platt	Assistant Secretary
Gary A. Poliner	Director; President and CEO
Georganne K. Prom	New Business Variable Life Compliance Coordinator
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Marcia Rimai	Director
Robin E. Rogers	Assistant Director, Contract, License & Registration
Russell R. Romberger	Regional Vice President, Sales
Jeffrey P. Schloemer	Assistant Director, Compliance Oversight & Review
Calvin R. Schmidt	Vice President, IPS Investment Client Services
Alexander D. Schneble	Director, NMIS Administration
Todd M. Schoon	Director, Senior Vice President, Agencies
Todd W. Smasal	Director, Human Resources
Michael C. Soyka	Regional Vice President, Sales
Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President –Product Line
William H. Taylor	Vice President, Advanced Financial Security Planning
Kellen A. Thiel	Director, Personal Investment Markets
Donald G. Tyler	Vice President, IPS Products and Sales
Gwendolyn K. Weithaus	Assistant Director, NMIS Compliance
Alan M. Werth	Third Party Sales Consultant
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, Executive Representative
Brian D. Wilson	Director, Marketing and Sales
Robert J. Wright	Director, Strategic Partnerships and Product Support

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

      (c)        NMIS, the principal underwriter, received $42,432,422 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

      All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

      There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

      (a)        The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b)        The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c)        The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

      (d)        Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (e)        The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 20th day of April, 2009.

NML VARIABLE ANNUITY ACCOUNT B
(Registrant)

	By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

Attest: /s/RAYMOND J. MANISTA Raymond J. Manista,	By: /s/EDWARD J. ZORE Edward J. Zore,
General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 20th day of April, 2009.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest: /s/RAYMOND J. MANISTA	By: /s/EDWARD J. ZORE
Raymond J. Manista,	Edward J. Zore,
General Counsel and Secretary	Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Trustee and
/s/EDWARD J. ZORE	Chief Executive Officer;
Edward J. Zore	Principal Executive Officer

/s/MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ Facundo L. Bacardi*	Trustee
Facundo L. Bacardi

/s/ Robert C. Buchanan*	Trustee
Robert C. Buchanan

/s/ George A. Dickerman*	Trustee
George A. Dickerman

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ David A. Erne*	Trustee
David A. Erne

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Stephen F. Keller*	Trustee
Stephen F. Keller

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/	Trustee
Gary A. Poliner

/s/	Trustee
John E. Schlifske

/s/ H. Mason Sizemore, Jr.*	Trustee
H. Mason Sizemore, Jr.

/s/ Peter M. Sommerhauser*	Trustee
Peter M. Sommerhauser

/s/ John E. Steuri*	Trustee
John E. Steuri

/s/ John J. Stollenwerk*	Trustee
John J. Stollenwerk

Trustee
Barry L. Williams

/s/ Kathryn D. Wriston*	Trustee
Kathryn D. Wriston

Trustee
S. Scott Voynich

*By: /s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 20, 2009

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 14 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(8)(h)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 21, 2009	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 21, 2009	Filed herewith